UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity Advisor® Municipal Income 2017 Fund
Fidelity Advisor® Municipal Income 2019 Fund
Fidelity Advisor® Municipal Income 2021 Fund
Fidelity Advisor® Municipal Income 2023 Fund
Fidelity Advisor® Municipal Income 2025 Fund
Class A and Class I

Annual Report

June 30, 2017

Each Advisor fund listed above is a class of the Fidelity® Defined Maturity Funds

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Municipal Income 2017 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2019 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(2.54)%	0.23%	1.20%
Class I	0.47%	1.04%	1.92%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2017 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$10,758	Fidelity Advisor® Municipal Income 2017 Fund - Class A
$12,961	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(3.05)%	0.92%	2.20%
Class I	(0.06)%	1.74%	2.92%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2019 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$11,422	Fidelity Advisor® Municipal Income 2019 Fund - Class A
$12,961	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2017	Past 1 year	Past 5 years	Life of fundA
Class A (incl. 2.75% sales charge)	(3.17)%	1.83%	3.30%
Class I	(0.19)%	2.65%	4.03%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2021 Fund - Class A on May 19, 2011, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$12,198	Fidelity Advisor® Municipal Income 2021 Fund - Class A
$12,961	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2017	Past 1 year	Life of fundA
Class A (incl. 2.75% sales charge)	(3.56)%	1.83%
Class I	(0.68)%	2.74%

 A From April 23, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Municipal Income 2023 Fund - Class A on April 23, 2013, when the fund started, and the current 2.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$10,789	Fidelity Advisor® Municipal Income 2023 Fund - Class A
$11,267	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  For the year ending June 30, 2017, tax-exempt bonds declined slightly, with the Bloomberg Barclays Municipal Bond Index returning -0.49%. For much of the period, fairly strong demand and a stable credit environment for state and local governments boosted the market. But a downward trend began in September and accelerated through November – the worst month for the muni market since 2008 – as investors became concerned that then-President-elect Donald Trump’s promises to lower taxes, repeal the Affordable Care Act and increase infrastructure spending would negatively impact market valuations. Adding to the pessimism, fixed-income markets were hurt by investor anticipation of further increases in policy interest rates. The muni market stabilized during the last six months of the period as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement.There was little differentiation in performance across municipal sectors this period. General obligation bonds overall returned -0.71%, with bonds issued by states slightly outperforming those issued by local municipalities. Looking ahead, market volatility is possible as the details of proposed policy changes emerge and the U.S. Federal Reserve reacts to job growth and inflation trends.

Comments from Co-Portfolio Managers Kevin Ramundo, Cormac Cullen and Mark Sommer:  For the year, the share classes of the 2019, 2021 and 2023 funds (excluding sales charges, if applicable) posted returns that were roughly flat to modestly negative, reflecting the municipal market’s poor performance in the fall of 2016. Net of fees, the funds underperformed their respective Bloomberg Barclays defined-maturity benchmarks. Going forward, the 2025 fund, which began on May 25, 2017, will be compared with its benchmark at regular intervals. We stuck to our time-tested approach, given our belief that it positions the funds to generated attractive tax-exempt income and competitive risk-adjusted total returns, including both price appreciation and income, over time. Overweighting lower-rated investment-grade securities aided the relative performance of the 2019, 2021 and 2023 funds, but overweighting Illinois bonds hurt their relative performance. An overweighting in New Jersey state-appropriated bonds further detracted from results of the 2021 fund, as did an underweighting in California securities, a stance that also hurt the 2023 fund on a comparative basis.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders  On May 31, 2017, Fidelity expanded the Defined Maturity Funds (DMF) lineup to include Municipal Income 2025 Fund. Soon thereafter, the 2017 fund reached its target end date and was liquidated on July 7, 2017, distributing its assets in cash to shareholders.

Fidelity® Municipal Income 2017 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	9.7	12.9
Washington	6.0	6.4
Massachusetts	5.8	5.9
Pennsylvania	3.6	6.1
Maryland	3.5	2.5

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	16.4	10.0
Health Care	8.7	12.6
General Obligations	8.0	34.5
Escrowed/Pre-Refunded	7.4	4.3
Education	4.4	5.4

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AA,A	48.3%
BBB	6.3%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	43.8%

As of December 31, 2016
AAA	1.4%
AA,A	80.4%
BBB	11.7%
BB and Below	1.0%
Not Rated	3.0%
Short-Term Investments and Net Other Assets	2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2017 Fund

Investments June 30, 2017

Showing Percentage of Net Assets

Municipal Bonds - 54.8%
	Principal Amount	Value
Arizona - 2.0%
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	415,000
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	280,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	700,000	700,000

TOTAL ARIZONA		1,395,000

California - 2.3%
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 A, 4% 7/1/17	300,000	300,000
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	700,000	700,000
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	250,000
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	400,000

TOTAL CALIFORNIA		1,650,000

Connecticut - 2.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Series D, 5% 7/1/17	$1,000,000	$1,000,000
5% 7/1/17	585,000	585,000
5% 7/1/17 (Escrowed to Maturity)	90,000	90,000

TOTAL CONNECTICUT		1,675,000

Florida - 9.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	500,000
Florida Board of Ed. Lottery Rev.:
Series 2010 A, 5% 7/1/17	440,000	440,000
Series 2010 C, 5% 7/1/17	250,000	250,000
Series 2011 A, 5% 7/1/17	700,000	700,000
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,500,000
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	625,000
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	150,000
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,000,000
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,000,000
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	350,000
Saint Lucie County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2015 A, 5% 7/1/17 (Build America Mutual Assurance Insured)	385,000	385,000

TOTAL FLORIDA		6,900,000

Illinois - 1.3%
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	500,000
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,000
5% 7/1/17	385,000	385,000

TOTAL ILLINOIS		900,000

Maryland - 3.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	500,000
Series 2014, 5% 7/1/17	1,000,000	1,000,000
Series 2015, 5% 7/1/17	400,000	400,000
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	545,000

TOTAL MARYLAND		2,445,000

Massachusetts - 5.8%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 H, 5% 7/1/17	500,000	500,000
Series 2012, 5% 7/1/17	500,000	500,000
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	345,000	345,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,000,000
Massachusetts Port Auth. Rev.:
Series 2010 C, 5% 7/1/17 (a)	1,700,000	1,700,000
Series 2012 B, 5% 7/1/17	100,000	100,000

TOTAL MASSACHUSETTS		4,145,000

Minnesota - 1.4%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,000,000
Missouri - 1.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	730,000
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series 2014, 4% 7/1/17	450,000	450,000
Nevada - 1.4%
Clark County Arpt. Rev. 5% 7/1/17 (a)	1,000,000	1,000,000
New Hampshire - 3.1%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,200,000
New Jersey - 1.7%
New Jersey Edl. Facilities Auth. Rev.:
(Rowan Univ. Proj.) Series 2011 C, 5% 7/1/17	205,000	205,000
Series 2011 A, 5% 7/1/17	610,000	610,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	125,000
4% 7/1/17	230,000	230,000

TOTAL NEW JERSEY		1,170,000

New York - 1.8%
Buffalo and Erie County Indl. Land Rev. Series 2015, 5% 7/1/17	175,000	175,000
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	585,000
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	325,000
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	200,000

TOTAL NEW YORK		1,285,000

Oregon - 1.4%
Port of Portland Arpt. Rev. Series 2010, 5% 7/1/17 (a)	1,000,000	1,000,000
Pennsylvania - 3.6%
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2002, 5.75% 7/1/17	1,575,000	1,575,000
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,000,000

TOTAL PENNSYLVANIA		2,575,000

Pennsylvania, New Jersey - 0.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	565,000
Tennessee - 1.6%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (a)	1,130,000	1,130,000
Texas - 3.4%
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	415,000
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	500,000
San Antonio Arpt. Sys. Rev. Series 2007 (AMT-SUB LIEN), 5% 7/1/17 (FSA Insured) (a)	1,410,000	1,410,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17 (Escrowed to Maturity)	100,000	100,000

TOTAL TEXAS		2,425,000

Washington - 6.0%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17 (Escrowed to Maturity)	2,800,000	2,800,000
Series 2014 A, 5% 7/1/17 (Escrowed to Maturity)	1,250,000	1,250,000
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	235,000

TOTAL WASHINGTON		4,285,000

TOTAL MUNICIPAL BONDS
(Cost $38,925,000)		38,925,000

Municipal Notes - 1.4%
Kentucky - 1.4%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,000,000)	1,000,000	1,000,000
TOTAL INVESTMENT PORTFOLIO - 56.2%
(Cost $39,925,000)		39,925,000
NET OTHER ASSETS (LIABILITIES) - 43.8%		31,133,982
NET ASSETS - 100%		$71,058,982

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$25,618
Total	$25,618

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Transportation	16.4%
Health Care	8.7%
General Obligations	8.0%
Escrowed/Pre-Refunded	7.4%
Others (Individually Less Than 5%)	15.7%
Net Other Assets (Liabilities)	43.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $39,925,000)		$39,925,000
Cash		30,464,164
Dividends receivable		11,721
Interest receivable		967,006
Other receivables		158
Total assets		71,368,049
Liabilities
Payable for fund shares redeemed	$275,665
Distributions payable	7,145
Accrued management fee	18,642
Distribution and service plan fees payable	1,401
Other affiliated payables	6,214
Total liabilities		309,067
Net Assets		$71,058,982
Net Assets consist of:
Paid in capital		$71,080,828
Distributions in excess of net investment income		(21,845)
Accumulated undistributed net realized gain (loss) on investments		(1)
Net Assets		$71,058,982
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,918,412 ÷ 471,587 shares)		$10.43
Maximum offering price per share (100/97.25 of $10.43)		$10.72
Municipal Income 2017:
Net Asset Value, offering price and redemption price per share ($53,900,992 ÷ 5,168,398 shares)		$10.43
Class I:
Net Asset Value, offering price and redemption price per share ($12,239,578 ÷ 1,173,613 shares)		$10.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2017
Investment Income
Interest		$1,204,073
Income from Fidelity Central Funds		25,618
Total income		1,229,691
Expenses
Management fee	$307,388
Transfer agent fees	102,463
Distribution and service plan fees	23,846
Independent trustees' fees and expenses	446
Miscellaneous	389
Total expenses before reductions	434,532
Expense reductions	(868)	433,664
Net investment income (loss)		796,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	121,355
Fidelity Central Funds	(1,065)
Total net realized gain (loss)		120,290
Change in net unrealized appreciation (depreciation) on investment securities		(553,346)
Net gain (loss)		(433,056)
Net increase (decrease) in net assets resulting from operations		$362,971

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2017	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$796,027	$1,098,499
Net realized gain (loss)	120,290	59,924
Change in net unrealized appreciation (depreciation)	(553,346)	(93,655)
Net increase (decrease) in net assets resulting from operations	362,971	1,064,768
Distributions to shareholders from net investment income	(795,952)	(1,098,267)
Distributions to shareholders from net realized gain	(160,579)	(12,468)
Total distributions	(956,531)	(1,110,735)
Share transactions - net increase (decrease)	(56,793,035)	(3,396,148)
Redemption fees	14	467
Total increase (decrease) in net assets	(57,386,581)	(3,441,648)
Net Assets
Beginning of period	128,445,563	131,887,211
End of period	$71,058,982	$128,445,563
Other Information
Distributions in excess of net investment income end of period	$(21,845)	$(2,607)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class A

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47
Income from Investment Operations
Net investment income (loss)A	.058	.063	.066	.106	.128
Net realized and unrealized gain (loss)	(.035)	(.009)	(.060)	.183	(.087)
Total from investment operations	.023	.054	.006	.289	.041
Distributions from net investment income	(.057)	(.063)	(.066)	(.108)	(.129)
Distributions from net realized gain	(.016)	(.001)	–	(.001)	(.012)
Total distributions	(.073)	(.064)	(.066)	(.109)	(.141)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37
Total ReturnC,D	.22%	.52%	.06%	2.80%	.38%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	.55%	.60%	.62%	1.01%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$4,918	$11,315	$8,311	$8,162	$4,973
Portfolio turnover rate	- %F	9%	3%	-%	-%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47
Income from Investment Operations
Net investment income (loss)A	.084	.089	.092	.132	.155
Net realized and unrealized gain (loss)	(.035)	(.009)	(.059)	.183	(.088)
Total from investment operations	.049	.080	.033	.315	.067
Distributions from net investment income	(.083)	(.089)	(.093)	(.134)	(.155)
Distributions from net realized gain	(.016)	(.001)	–	(.001)	(.012)
Total distributions	(.099)	(.090)	(.093)	(.135)	(.167)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37
Total ReturnC	.47%	.77%	.31%	3.06%	.63%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.80%	.85%	.87%	1.26%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$53,901	$87,412	$97,854	$68,931	$38,747
Portfolio turnover rate	- %E	9%	3%	-%	-%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class I

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47
Income from Investment Operations
Net investment income (loss)A	.084	.089	.092	.132	.155
Net realized and unrealized gain (loss)	(.035)	(.009)	(.059)	.183	(.088)
Total from investment operations	.049	.080	.033	.315	.067
Distributions from net investment income	(.083)	(.089)	(.093)	(.134)	(.155)
Distributions from net realized gain	(.016)	(.001)	–	(.001)	(.012)
Total distributions	(.099)	(.090)	(.093)	(.135)	(.167)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37
Total ReturnC	.47%	.77%	.31%	3.06%	.63%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.80%	.85%	.87%	1.26%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$12,240	$29,719	$25,723	$15,627	$6,391
Portfolio turnover rate	- %E	9%	3%	-%	-%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
New York	19.7	14.5
Florida	15.1	19.0
Pennsylvania	10.1	4.5
New Jersey	9.0	12.2
Michigan	7.2	10.7

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.5	42.9
Transportation	22.3	16.1
Health Care	11.6	10.3
Escrowed/Pre-Refunded	6.4	4.2
Education	6.0	7.2

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	3.2%
AA,A	78.2%
BBB	11.6%
BB and Below	0.4%
Not Rated	4.1%
Short-Term Investments and Net Other Assets	2.5%

As of December 31, 2016
AAA	6.3%
AA,A	83.2%
BBB	5.0%
BB and Below	0.5%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Investments June 30, 2017

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Arizona - 4.6%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$289,030
Series 2015 A, 5% 6/1/19	1,000,000	1,070,480
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	374,665
Glendale Excise Tax Rev. Series 2017, 5% 7/1/18 (a)	475,000	487,958
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,055,190
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	690,060
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	645,474
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	535,950

TOTAL ARIZONA		5,148,807

California - 2.5%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	652,392
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	529,660
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	360,048
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (b)	1,000,000	1,060,460
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	232,971

TOTAL CALIFORNIA		2,835,531

Connecticut - 2.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
( Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19	1,825,000	1,949,155
Series 2012 J, 4% 7/1/19	450,000	467,348
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (b)	200,000	213,304

TOTAL CONNECTICUT		2,629,807

Florida - 15.1%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	3,040,000	3,259,822
Series 2012 A, 5% 7/1/19	1,000,000	1,072,310
Series 2015 A, 5% 7/1/19	500,000	536,155
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	310,552
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	536,260
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	538,205
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	1,006,630
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	472,604
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,169,377
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	698,068
Series 2017 A, 5% 7/1/19	500,000	536,975
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	337,970
Series 2014 B, 5% 7/1/19	250,000	268,230
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,631,887
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,440,000	1,536,278
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,073,130
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,029,600
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	500,000	538,790
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	276,372
5% 10/1/19 (Escrowed to Maturity)	245,000	265,818

TOTAL FLORIDA		17,095,033

Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	210,194
Illinois - 3.7%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,056,570
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	371,900
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,023,680
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	633,216
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,058,810

TOTAL ILLINOIS		4,144,176

Indiana - 2.1%
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/19 (b)	1,950,000	2,054,364
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	269,205

TOTAL INDIANA		2,323,569

Iowa - 0.8%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	914,335
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,068,520
Louisiana Pub. Facilities Auth. (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	235,649
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/19	250,000	267,773

TOTAL LOUISIANA		1,571,942

Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	859,976
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	1,000,000	1,070,090

TOTAL MARYLAND		1,930,066

Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	542,138
Series 2016, 5% 7/1/19	575,000	610,276

TOTAL MASSACHUSETTS		1,152,414

Michigan - 7.2%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,281,360
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,047,450
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	720,380
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,059,780
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	800,423
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,421,014
Royal Oak City School District 5% 5/1/19	700,000	747,460
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,067,800

TOTAL MICHIGAN		8,145,667

Minnesota - 0.7%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	830,483
Missouri - 0.2%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	263,243
Nevada - 0.2%
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (b)(c)	175,000	173,175
New Jersey - 9.0%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,821,890
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	111,634
Series 2014 PP, 5% 6/15/19	3,630,000	3,799,485
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	644,561
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	335,410
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	326,869
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/19	500,000	535,745
Series 2016 A, 5% 7/1/19	140,000	148,900
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	319,200
Series 2012 AA, 5% 6/15/19	2,000,000	2,093,380

TOTAL NEW JERSEY		10,137,074

New Mexico - 0.6%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	644,490
New York - 18.8%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	291,761
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,171,570
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	261,133
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,077,050
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,080,480
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	282,776
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	13,650,000	14,588,158
Series II, 4% 5/1/19	1,000,000	1,050,790
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,059,780
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	375,739

TOTAL NEW YORK		21,239,237

North Carolina - 0.5%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/19 (b)	155,000	165,955
Series 2017 C, 4% 7/1/19	425,000	448,456

TOTAL NORTH CAROLINA		614,411

Ohio - 1.3%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	642,054
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	876,620

TOTAL OHIO		1,518,674

Oklahoma - 1.4%
Payne County Independent School District # 16:
Series 2017 A, 3% 6/1/19	380,000	392,392
Series 2017 B, 3% 6/1/19	1,195,000	1,233,969

TOTAL OKLAHOMA		1,626,361

Oregon - 0.9%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (b)	1,000,000	1,051,760
Pennsylvania - 10.1%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,898,747
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	106,942
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	410,248
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	193,390
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	703,105
Series 2009, 5% 7/1/19	5,000,000	5,371,800
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	106,905
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,073,740
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	855,288
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	709,081

TOTAL PENNSYLVANIA		11,429,246

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	654,801
Texas - 5.7%
Houston Gen. Oblig. Series 2009 A, 5% 3/1/26 (Pre-Refunded to 3/1/19 @ 100)	1,000,000	1,063,180
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	1,855,000	1,989,525
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (c)	2,805,000	2,843,372
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	539,785

TOTAL TEXAS		6,435,862

Utah - 1.9%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,142,167
Virginia - 0.9%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (c)	500,000	503,475
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (c)	500,000	502,875

TOTAL VIRGINIA		1,006,350

Washington - 0.2%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/19	125,000	132,185
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	116,256

TOTAL WASHINGTON		248,441

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (c)	505,000	508,187
Wisconsin - 0.6%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (c)	655,000	687,193
TOTAL MUNICIPAL BONDS
(Cost $108,739,195)		109,312,696

Municipal Notes - 0.9%
New York - 0.9%
Broome County Gen. Oblig. BAN 2.5% 5/4/18
(Cost $1,010,043)	1,000,000	1,010,800
TOTAL INVESTMENT PORTFOLIO - 97.5%
(Cost $109,749,238)		110,323,496
NET OTHER ASSETS (LIABILITIES) - 2.5%		2,797,347
NET ASSETS - 100%		$113,120,843

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.5%
Transportation	22.3%
Health Care	11.6%
Escrowed/Pre-Refunded	6.4%
Education	6.0%
Electric Utilities	5.4%
Special Tax	5.3%
Others* (Individually Less Than 5%)	4.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $109,749,238)		$110,323,496
Cash		1,718,347
Receivable for fund shares sold		220,522
Interest receivable		1,708,894
Other receivables		230
Total assets		113,971,489
Liabilities
Payable for investments purchased on a delayed delivery basis	$488,243
Payable for fund shares redeemed	302,976
Distributions payable	20,045
Accrued management fee	28,015
Distribution and service plan fees payable	2,028
Other affiliated payables	9,339
Total liabilities		850,646
Net Assets		$113,120,843
Net Assets consist of:
Paid in capital		$112,472,743
Undistributed net investment income		16,745
Accumulated undistributed net realized gain (loss) on investments		57,097
Net unrealized appreciation (depreciation) on investments		574,258
Net Assets		$113,120,843
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,799,909 ÷ 921,762 shares)		$10.63
Maximum offering price per share (100/97.25 of $10.63)		$10.93
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($76,097,655 ÷ 7,157,737 shares)		$10.63
Class I:
Net Asset Value, offering price and redemption price per share ($27,223,279 ÷ 2,560,628 shares)		$10.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2017
Investment Income
Interest		$1,651,242
Expenses
Management fee	$274,226
Transfer agent fees	91,408
Distribution and service plan fees	20,841
Independent trustees' fees and expenses	365
Miscellaneous	287
Total expenses before reductions	387,127
Expense reductions	(744)	386,383
Net investment income (loss)		1,264,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		147,933
Total net realized gain (loss)		147,933
Change in net unrealized appreciation (depreciation) on investment securities		(1,415,063)
Net gain (loss)		(1,267,130)
Net increase (decrease) in net assets resulting from operations		$(2,271)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2017	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,264,859	$1,263,893
Net realized gain (loss)	147,933	28,867
Change in net unrealized appreciation (depreciation)	(1,415,063)	848,402
Net increase (decrease) in net assets resulting from operations	(2,271)	2,141,162
Distributions to shareholders from net investment income	(1,265,072)	(1,263,844)
Distributions to shareholders from net realized gain	(96,895)	(83,264)
Total distributions	(1,361,967)	(1,347,108)
Share transactions - net increase (decrease)	25,398,658	16,454,224
Redemption fees	77	118
Total increase (decrease) in net assets	24,034,497	17,248,396
Net Assets
Beginning of period	89,086,346	71,837,950
End of period	$113,120,843	$89,086,346
Other Information
Undistributed net investment income end of period	$16,745	$16,957

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class A

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.123	.144	.157	.181	.199
Net realized and unrealized gain (loss)	(.156)	.122	(.052)	.242	(.170)
Total from investment operations	(.033)	.266	.105	.423	.029
Distributions from net investment income	(.125)	(.144)	(.155)	(.183)	(.199)
Distributions from net realized gain	(.012)	(.012)	–	–	–
Total distributions	(.137)	(.156)	(.155)	(.183)	(.199)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC,D	(.31)%	2.51%	.98%	4.06%	.24%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.16%	1.34%	1.46%	1.71%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$9,800	$6,536	$7,522	$6,830	$8,173
Portfolio turnover rate	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.150	.171	.184	.207	.226
Net realized and unrealized gain (loss)	(.157)	.122	(.052)	.242	(.170)
Total from investment operations	(.007)	.293	.132	.449	.056
Distributions from net investment income	(.151)	(.171)	(.182)	(.209)	(.226)
Distributions from net realized gain	(.012)	(.012)	–	–	–
Total distributions	(.163)	(.183)	(.182)	(.209)	(.226)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC	(.06)%	2.77%	1.24%	4.32%	.49%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.41%	1.59%	1.71%	1.96%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$76,098	$54,610	$44,331	$36,135	$20,787
Portfolio turnover rate	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class I

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.150	.170	.184	.207	.226
Net realized and unrealized gain (loss)	(.157)	.123	(.052)	.242	(.170)
Total from investment operations	(.007)	.293	.132	.449	.056
Distributions from net investment income	(.151)	(.171)	(.182)	(.209)	(.226)
Distributions from net realized gain	(.012)	(.012)	–	–	–
Total distributions	(.163)	(.183)	(.182)	(.209)	(.226)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC	(.06)%	2.77%	1.24%	4.32%	.49%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.41%	1.59%	1.71%	1.96%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$27,223	$27,941	$19,985	$13,589	$6,899
Portfolio turnover rate	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	12.0	12.3
Florida	10.7	12.0
Michigan	10.0	10.8
New York	8.0	5.2
Texas	7.4	8.4

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.4	39.3
Health Care	16.1	14.8
Transportation	13.5	11.2
Education	7.6	5.1
Water & Sewer	6.8	6.4

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	2.9%
AA,A	77.2%
BBB	13.4%
BB and Below	1.1%
Not Rated	4.4%
Short-Term Investments and Net Other Assets	1.0%

As of December 31, 2016
AAA	3.2%
AA,A	77.7%
BBB	8.1%
BB and Below	2.1%
Not Rated	4.1%
Short-Term Investments and Net Other Assets	4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Investments June 30, 2017

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Alabama - 2.4%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,114,180
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	550,525

TOTAL ALABAMA		1,664,705

Arizona - 4.8%
Glendale Excise Tax Rev. Series 2017, 5% 7/1/21 (a)	250,000	282,203
Pima County Gen. Oblig. Series 2016, 3% 7/1/21	500,000	530,910
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	668,501
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	339,237
Tucson Wtr. Rev. Series 2017, 5% 7/1/21	500,000	571,010
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	281,635
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	572,450

TOTAL ARIZONA		3,245,946

California - 6.2%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	567,045
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	565,590
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,131,940
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	286,343
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$115,842
Series 2011 C, 5% 5/1/21 (b)	500,000	566,110
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	666,438
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	286,975

TOTAL CALIFORNIA		4,186,283

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	398,689
Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	556,800
Florida - 10.7%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	567,465
Series 2015 A, 5% 7/1/21	500,000	567,465
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	481,287
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	855,263
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	856,200
Series 2012 A, 5% 7/1/21	500,000	570,800
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	699,519
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,126,510
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,135,350
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	368,914

TOTAL FLORIDA		7,228,773

Georgia - 3.3%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,126,070
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	281,153
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	764,037
Series 2011 B, 5% 1/1/21	85,000	94,121

TOTAL GEORGIA		2,265,381

Hawaii - 0.6%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	427,943
Illinois - 6.3%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	447,088
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	585,065
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,000,000	1,082,490
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	519,050
Series 2013, 5% 7/1/21	500,000	520,685
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,117,490

TOTAL ILLINOIS		4,271,868

Indiana - 2.1%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	224,268
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (b)	500,000	556,335
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	283,633
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	342,858

TOTAL INDIANA		1,407,094

Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	278,495
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	228,654
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	442,810

TOTAL MASSACHUSETTS		949,959

Michigan - 10.0%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,131,820
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,131,820
Detroit School District Series 2012 A, 5% 5/1/21	500,000	559,180
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	230,378
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	571,055
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,138,710
Series 2015 D1, 5% 7/1/21	500,000	559,230
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	339,531
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	249,000
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	848,865

TOTAL MICHIGAN		6,759,589

Minnesota - 1.2%
Maple Grove Health Care Sys. Rev. Series 2015, 4% 9/1/21	400,000	431,720
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	354,170

TOTAL MINNESOTA		785,890

Nevada - 4.6%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (b)	2,225,000	2,516,004
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	284,880
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	337,191

TOTAL NEVADA		3,138,075

New Jersey - 12.0%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	781,597
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	716,352
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	904,010
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	349,284
Series 2015 XX:
5% 6/15/21	1,000,000	1,063,090
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	1,036,316
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	603,747
Series 2013 A, 5% 7/1/21	100,000	112,543
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	553,480
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,131,200
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,121
Series 2011 B, 5% 6/15/21	750,000	801,615

TOTAL NEW JERSEY		8,157,355

New York - 8.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	531,555
Monroe County Indl. Dev. Corp. ( Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/21	325,000	370,477
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	554,965
New York City Gen. Oblig. Series 2014 B, 5% 8/1/21	1,700,000	1,944,154
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	783,208
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	661,746
Series 2014, 5% 7/1/21	325,000	368,852
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	227,152

TOTAL NEW YORK		5,442,109

North Carolina - 1.7%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,132,590
Ohio - 1.7%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,132,590
Oregon - 1.1%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (b)	650,000	735,553
Pennsylvania - 5.9%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	417,768
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	735,712
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	557,620
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,133,690
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	564,465
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012, 5% 4/1/21	535,000	585,611

TOTAL PENNSYLVANIA		3,994,866

Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	370,204
South Carolina - 1.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	791,021
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	533,210
Texas - 7.4%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	284,053
5% 7/15/21	750,000	852,158
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	1,000,000	1,141,940
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	282,078
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	437,976
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	567,465
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	571,144
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	79,605
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	227,278
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	567,465

TOTAL TEXAS		5,011,162

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	122,447
Washington - 1.8%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	269,645
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	758,133
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	188,596

TOTAL WASHINGTON		1,216,374

Wisconsin - 1.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,138,300
TOTAL MUNICIPAL BONDS
(Cost $65,193,961)		67,064,776
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $65,193,961)		67,064,776
NET OTHER ASSETS (LIABILITIES) - 1.0%		654,362
NET ASSETS - 100%		$67,719,138

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.4%
Health Care	16.1%
Transportation	13.5%
Education	7.6%
Water & Sewer	6.8%
Electric Utilities	5.8%
Special Tax	5.6%
Others* (Individually Less Than 5%)	6.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $65,193,961)		$67,064,776
Cash		44,971
Receivable for fund shares sold		33,153
Interest receivable		924,847
Other receivables		128
Total assets		68,067,875
Liabilities
Payable for investments purchased on a delayed delivery basis	$280,358
Payable for fund shares redeemed	24,602
Distributions payable	18,807
Accrued management fee	16,862
Distribution and service plan fees payable	2,488
Other affiliated payables	5,620
Total liabilities		348,737
Net Assets		$67,719,138
Net Assets consist of:
Paid in capital		$65,903,128
Accumulated undistributed net realized gain (loss) on investments		(54,805)
Net unrealized appreciation (depreciation) on investments		1,870,815
Net Assets		$67,719,138
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,790,291 ÷ 1,078,646 shares)		$10.93
Maximum offering price per share (100/97.25 of $10.93)		$11.24
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($36,808,758 ÷ 3,367,557 shares)		$10.93
Class I:
Net Asset Value, offering price and redemption price per share ($19,120,089 ÷ 1,749,259 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2017
Investment Income
Interest		$1,545,526
Expenses
Management fee	$196,401
Transfer agent fees	65,467
Distribution and service plan fees	30,708
Independent trustees' fees and expenses	269
Miscellaneous	220
Total expenses before reductions	293,065
Expense reductions	(539)	292,526
Net investment income (loss)		1,253,000
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,107
Total net realized gain (loss)		5,107
Change in net unrealized appreciation (depreciation) on investment securities		(1,523,908)
Net gain (loss)		(1,518,801)
Net increase (decrease) in net assets resulting from operations		$(265,801)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2017	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,253,000	$1,227,164
Net realized gain (loss)	5,107	76,549
Change in net unrealized appreciation (depreciation)	(1,523,908)	1,874,854
Net increase (decrease) in net assets resulting from operations	(265,801)	3,178,567
Distributions to shareholders from net investment income	(1,253,015)	(1,227,165)
Distributions to shareholders from net realized gain	(133,721)	(74,065)
Total distributions	(1,386,736)	(1,301,230)
Share transactions - net increase (decrease)	3,388,673	13,562,315
Redemption fees	74	281
Total increase (decrease) in net assets	1,736,210	15,439,933
Net Assets
Beginning of period	65,982,928	50,542,995
End of period	$67,719,138	$65,982,928
Other Information
Undistributed net investment income end of period	$–	$3,627

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class A

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.188	.204	.221	.240	.242
Net realized and unrealized gain (loss)	(.238)	.376	(.016)	.324	(.250)
Total from investment operations	(.050)	.580	.205	.564	(.008)
Distributions from net investment income	(.188)	(.205)	(.221)	(.240)	(.242)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.210)	(.220)	(.235)	(.274)	(.262)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC,D	(.44)%	5.40%	1.89%	5.44%	(.15)%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.71%	1.85%	2.02%	2.26%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$11,790	$11,915	$10,191	$9,189	$8,664
Portfolio turnover rate	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.215	.231	.248	.266	.269
Net realized and unrealized gain (loss)	(.238)	.376	(.016)	.325	(.250)
Total from investment operations	(.023)	.607	.232	.591	.019
Distributions from net investment income	(.215)	(.232)	(.248)	(.267)	(.269)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.237)	(.247)	(.262)	(.301)	(.289)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC	(.19)%	5.67%	2.14%	5.70%	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	2.10%	2.27%	2.51%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$36,809	$35,297	$24,594	$23,718	$20,604
Portfolio turnover rate	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class I

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.215	.231	.247	.266	.269
Net realized and unrealized gain (loss)	(.238)	.376	(.015)	.325	(.250)
Total from investment operations	(.023)	.607	.232	.591	.019
Distributions from net investment income	(.215)	(.232)	(.248)	(.267)	(.269)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.237)	(.247)	(.262)	(.301)	(.289)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC	(.19)%	5.67%	2.14%	5.70%	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	2.10%	2.27%	2.51%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$19,120	$18,771	$15,758	$10,103	$7,161
Portfolio turnover rate	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	12.4	13.5
Arizona	12.1	9.3
Florida	9.5	8.8
New Jersey	6.9	6.3
California	6.5	5.2

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.4	40.3
Health Care	17.9	15.5
Transportation	13.5	14.4
Electric Utilities	7.4	7.2
Water & Sewer	4.0	7.7

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AA,A	82.0%
BBB	14.7%
BB and Below	1.2%
Short-Term Investments and Net Other Assets	2.1%

As of December 31, 2016
AAA	2.6%
AA,A	80.6%
BBB	10.2%
BB and Below	1.1%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Investments June 30, 2017

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Alabama - 6.0%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$585,325
Series 2016 B, 5% 3/1/23	1,000,000	1,170,643

TOTAL ALABAMA		1,755,968

Arizona - 12.1%
Glendale Excise Tax Rev. Series 2017, 5% 7/1/23 (a)	250,000	293,150
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	939,746
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	566,710
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	529,974
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	294,430
Tucson Wtr. Rev.:
Series 2013 A, 5% 7/1/23	520,000	620,542
Series 2017, 5% 7/1/23	250,000	298,338

TOTAL ARIZONA		3,542,890

California - 6.5%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	140,338
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	297,538
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	448,406
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	68,443
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	165,342
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	238,278
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	298,018
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	228,354

TOTAL CALIFORNIA		1,884,717

Colorado - 1.2%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	236,052
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	118,953

TOTAL COLORADO		355,005

Connecticut - 0.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	116,702
Florida - 9.5%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	295,205
Series 2015 B, 5% 7/1/23	30,000	35,425
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	586,690
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	583,720
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	224,622
Series 2014 B, 5% 7/1/23	75,000	88,469
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	35,245
Series 2015 D, 5% 2/1/23	650,000	760,123
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	171,129

TOTAL FLORIDA		2,780,628

Georgia - 0.8%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	241,754
Illinois - 12.4%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	464,084
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	231,140
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/23	500,000	555,340
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	280,603
Series 2014, 5% 2/1/23	250,000	259,205
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	592,003
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	89,273
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	453,944
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	573,000
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,450
Series 2002 B, 5.7% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	104,140

TOTAL ILLINOIS		3,623,182

Indiana - 3.0%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	295,440
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (b)	500,000	577,850

TOTAL INDIANA		873,290

Louisiana - 2.1%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	616,291
Massachusetts - 1.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	61,089
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	265,098

TOTAL MASSACHUSETTS		326,187

Michigan - 5.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	58,540
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	455,458
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	366,054
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	583,500

TOTAL MICHIGAN		1,463,552

Minnesota - 1.0%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	291,490
Nevada - 2.0%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	130,070
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	443,274

TOTAL NEVADA		573,344

New Jersey - 6.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	283,350
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	588,462
Series 2015 XX, 5% 6/15/23	250,000	267,875
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	116,845
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	234,184
Series 2013, 5% 7/1/23	200,000	234,554
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	286,425

TOTAL NEW JERSEY		2,011,695

New York - 6.3%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	118,895
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	404,047
Series 2014 B, 5% 7/1/23	285,000	329,010
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	622,331
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	354,621

TOTAL NEW YORK		1,828,904

Ohio - 3.9%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	580,670
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	454,652
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	115,337

TOTAL OHIO		1,150,659

Oregon - 1.0%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	293,500
Pennsylvania - 5.9%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	357,884
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	292,663
Series 2014, 5% 7/1/23	500,000	587,930
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	117,524
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	381,412

TOTAL PENNSYLVANIA		1,737,413

Rhode Island - 1.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	287,975
Texas - 5.2%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	294,133
Series 2015 D, 5% 5/15/23	500,000	588,265
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	350,790
Series 2015 B, 5% 1/1/23	250,000	292,325

TOTAL TEXAS		1,525,513

Virginia - 0.8%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	229,826
Washington - 3.8%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	293,038
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	348,057
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	338,568
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	143,856

TOTAL WASHINGTON		1,123,519

TOTAL MUNICIPAL BONDS
(Cost $27,840,728)		28,634,004
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $27,840,728)		28,634,004
NET OTHER ASSETS (LIABILITIES) - 2.1%		605,130
NET ASSETS - 100%		$29,239,134

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	46.4%
Health Care	17.9%
Transportation	13.5%
Electric Utilities	7.4%
Others* (Individually Less Than 5%)	14.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $27,840,728)		$28,634,004
Cash		677,378
Interest receivable		411,991
Other receivables		71
Total assets		29,723,444
Liabilities
Payable for investments purchased on a delayed delivery basis	$291,368
Payable for fund shares redeemed	170,568
Distributions payable	12,006
Accrued management fee	7,249
Distribution and service plan fees payable	703
Other affiliated payables	2,416
Total liabilities		484,310
Net Assets		$29,239,134
Net Assets consist of:
Paid in capital		$28,462,374
Distributions in excess of net investment income		(9,645)
Accumulated undistributed net realized gain (loss) on investments		(6,871)
Net unrealized appreciation (depreciation) on investments		793,276
Net Assets		$29,239,134
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,352,450 ÷ 327,225 shares)		$10.25
Maximum offering price per share (100/97.25 of $10.25)		$10.54
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($14,237,852 ÷ 1,389,773 shares)		$10.24
Class I:
Net Asset Value, offering price and redemption price per share ($11,648,832 ÷ 1,137,056 shares)		$10.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2017
Investment Income
Interest		$822,391
Expenses
Management fee	$101,417
Transfer agent fees	33,805
Distribution and service plan fees	11,885
Independent trustees' fees and expenses	145
Miscellaneous	121
Total expenses before reductions	147,373
Expense reductions	(313)	147,060
Net investment income (loss)		675,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,304
Total net realized gain (loss)		14,304
Change in net unrealized appreciation (depreciation) on investment securities		(1,286,395)
Net gain (loss)		(1,272,091)
Net increase (decrease) in net assets resulting from operations		$(596,760)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2017	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$675,331	$662,502
Net realized gain (loss)	14,304	52,214
Change in net unrealized appreciation (depreciation)	(1,286,395)	1,897,248
Net increase (decrease) in net assets resulting from operations	(596,760)	2,611,964
Distributions to shareholders from net investment income	(675,332)	(672,486)
Distributions to shareholders from net realized gain	(63,264)	–
Total distributions	(738,596)	(672,486)
Share transactions - net increase (decrease)	(8,002,462)	12,575,650
Redemption fees	47	648
Total increase (decrease) in net assets	(9,337,771)	14,515,776
Net Assets
Beginning of period	38,576,905	24,061,129
End of period	$29,239,134	$38,576,905
Other Information
Distributions in excess of net investment income end of period	$(9,645)	$(9,644)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class A

Years ended June 30,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.183	.177	.202	.199	.010
Net realized and unrealized gain (loss)	(.272)	.596	.050	.429	(.530)
Total from investment operations	(.089)	.773	.252	.628	(.520)
Distributions from net investment income	(.184)	(.183)	(.202)	(.198)	(.010)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.201)	(.183)	(.202)	(.198)	(.010)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$10.25	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	(.83)%	7.84%	2.54%	6.72%	(5.20)%
Ratios to Average Net AssetsF
Expenses before reductions	.65%	.65%	.65%	.65%	.65%G
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%G
Expenses net of all reductions	.65%	.65%	.65%	.65%	.62%G
Net investment income (loss)	1.78%	1.74%	2.01%	2.08%	.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,352	$5,000	$4,724	$4,827	$2,370
Portfolio turnover rate	8%	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund

Years ended June 30,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.209	.204	.227	.223	.015
Net realized and unrealized gain (loss)	(.283)	.594	.050	.429	(.530)
Total from investment operations	(.074)	.798	.277	.652	(.515)
Distributions from net investment income	(.209)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.226)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$10.24	$10.54	$9.95	$9.90	$9.47
Total ReturnD	(.68)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsE
Expenses before reductions	.40%	.40%	.40%	.40%	.40%F
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%F
Expenses net of all reductions	.40%	.40%	.40%	.40%	.37%F
Net investment income (loss)	2.03%	1.99%	2.26%	2.34%	.81%F
Supplemental Data
Net assets, end of period (000 omitted)	$14,238	$18,465	$11,424	$9,264	$5,383
Portfolio turnover rate	8%	19%	16%	3%	4%G

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class I

Years ended June 30,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.209	.204	.227	.224	.015
Net realized and unrealized gain (loss)	(.283)	.594	.050	.428	(.530)
Total from investment operations	(.074)	.798	.277	.652	(.515)
Distributions from net investment income	(.209)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.226)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$10.24	$10.54	$9.95	$9.90	$9.47
Total ReturnD	(.68)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsE
Expenses before reductions	.40%	.40%	.40%	.40%	.40%F
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%F
Expenses net of all reductions	.40%	.40%	.40%	.40%	.37%F
Net investment income (loss)	2.03%	1.99%	2.26%	2.33%	.81%F
Supplemental Data
Net assets, end of period (000 omitted)	$11,649	$15,112	$7,913	$5,374	$2,380
Portfolio turnover rate	8%	19%	16%	3%	4%G

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

% of fund's net assets
Oregon	12.7
Pennsylvania	10.9
California	10.8
Connecticut	7.6
Arizona	5.9

Top Five Sectors as of June 30, 2017

% of fund's net assets
General Obligations	43.1
Education	10.8
Health Care	10.7
Transportation	9.6
Water & Sewer	3.3

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	26.1%
AA,A	44.6%
BBB	9.7%
Short-Term Investments and Net Other Assets	19.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Investments June 30, 2017

Showing Percentage of Net Assets

Municipal Bonds - 80.4%
	Principal Amount	Value
Arizona - 5.9%
Glendale Excise Tax Rev. Series 2017, 5% 7/1/25 (a)	250,000	297,220
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	307,590

TOTAL ARIZONA		604,810

California - 10.8%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	410,000	486,395
Port of Oakland Rev. Series 2017 D, 5% 11/1/25 (a)(b)	250,000	301,463
Poway Unified School District Series 2009, 0% 8/1/25	40,000	32,525
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	289,885

TOTAL CALIFORNIA		1,110,268

Connecticut - 7.6%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/25	670,000	783,083
Florida - 0.5%
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/25	20,000	24,425
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County, Florida Master Lease Prog.) Series 2016 A, 5% 8/1/25 (Build America Mutual Assurance Insured)	25,000	30,252

TOTAL FLORIDA		54,677

Illinois - 4.2%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2017 B, 5% 1/1/25	$125,000	$150,759
Series 2017 D, 5% 1/1/25 (b)	100,000	118,320
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	165,275

TOTAL ILLINOIS		434,354

Louisiana - 1.2%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	118,697
Maine - 5.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 7/1/25	465,000	520,209
Massachusetts - 2.8%
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	287,763
Michigan - 3.0%
Macomb Interceptor Drain Drainage District Series 2017 A, 5% 5/1/25	250,000	306,265
Missouri - 2.9%
Saint Louis Arpt. Rev. Series 2017 B, 5% 7/1/25 (FSA Insured) (b)	250,000	298,385
New Jersey - 2.8%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A, 5% 11/1/25 (FSA Insured) (a)	150,000	180,312
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	100,000	107,166

TOTAL NEW JERSEY		287,478

New York - 1.4%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2015 FF, 5% 6/15/25	25,000	30,874
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/25	100,000	111,626

TOTAL NEW YORK		142,500

Ohio - 1.6%
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	165,766
Oregon - 12.7%
Portland Gen. Oblig. Series 2017 A, 5% 6/15/25	1,050,000	1,305,507
Pennsylvania - 10.9%
Bucks County Series 2017, 5% 6/1/25	900,000	1,114,992
Texas - 5.5%
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/25	250,000	301,315
Garland Independent School District Series 2016, 5% 2/15/25	160,000	195,867
Judson Independent School District Series 2016, 5% 2/1/25	50,000	61,156

TOTAL TEXAS		558,338

Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities Series 2017 A, 5% 4/1/25	125,000	150,261
TOTAL MUNICIPAL BONDS
(Cost $8,289,580)		8,243,353
	Shares	Value

Money Market Funds - 14.6%
Fidelity Municipal Cash Central Fund, 0.95% (c)
(Cost $1,500,000)	1,499,850	1,499,849
TOTAL INVESTMENT PORTFOLIO - 95.0%
(Cost $9,789,580)		9,743,202
NET OTHER ASSETS (LIABILITIES) - 5.0%		509,308
NET ASSETS - 100%		$10,252,510

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$349
Total	$349

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$8,243,353	$--	$8,243,353	$--
Money Market Funds	1,499,849	1,499,849	--	--
Total Investments in Securities:	$9,743,202	$1,499,849	$8,243,353	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	43.1%
Money Market Funds	14.6%
Education	10.8%
Health Care	10.7%
Transportation	9.6%
Others* (Individually Less Than 5%)	11.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,289,580)	$8,243,353
Fidelity Central Funds (cost $1,500,000)	1,499,849
Total Investments (cost $9,789,580)		$9,743,202
Cash		1,746,311
Dividends receivable		349
Interest receivable		37,985
Other receivables		271
Total assets		11,528,118
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,271,669
Distributions payable	8
Accrued management fee	2,557
Distribution and service plan fees payable	521
Other affiliated payables	853
Total liabilities		1,275,608
Net Assets		$10,252,510
Net Assets consist of:
Paid in capital		$10,298,847
Undistributed net investment income		41
Net unrealized appreciation (depreciation) on investments		(46,378)
Net Assets		$10,252,510
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,489,315 ÷ 250,047 shares)		$9.96
Maximum offering price per share (100/97.25 of $9.96)		$10.24
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($5,273,264 ÷ 529,688 shares)		$9.96
Class I:
Net Asset Value, offering price and redemption price per share ($2,489,931 ÷ 250,109 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 25, 2017 (commencement of operations) to June 30, 2017
Investment Income
Interest		$7,912
Income from Fidelity Central Funds		349
Total income		8,261
Expenses
Management fee	$3,013
Transfer agent fees	1,004
Distribution and service plan fees	616
Independent trustees' fees and expenses	3
Total expenses before reductions	4,636
Expense reductions	(271)	4,365
Net investment income (loss)		3,896
Change in net unrealized appreciation (depreciation) on investment securities		(46,378)
Net gain (loss)		(46,378)
Net increase (decrease) in net assets resulting from operations		$(42,482)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 25, 2017 (commencement of operations) to June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,896
Change in net unrealized appreciation (depreciation)	(46,378)
Net increase (decrease) in net assets resulting from operations	(42,482)
Distributions to shareholders from net investment income	(3,855)
Share transactions - net increase (decrease)	10,298,847
Total increase (decrease) in net assets	10,252,510
Net Assets
Beginning of period	–
End of period	$10,252,510
Other Information
Undistributed net investment income end of period	$41

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2025 Fund Class A

Years ended June 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.002
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.038)
Distributions from net investment income	(.002)
Total distributions	(.002)
Net asset value, end of period	$9.96
Total ReturnC,D,E	(.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H
Expenses net of fee waivers, if any	.65%H
Expenses net of all reductions	.62%H
Net investment income (loss)	.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,489
Portfolio turnover rate	- %I,J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2025 Fund

Years ended June 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.004
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.036)
Distributions from net investment income	(.004)
Total distributions	(.004)
Net asset value, end of period	$9.96
Total ReturnC,D	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.40%G
Expenses net of all reductions	.37%G
Net investment income (loss)	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,273
Portfolio turnover rate	- %H,I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2025 Fund Class I

Years ended June 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.004
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.036)
Distributions from net investment income	(.004)
Total distributions	(.004)
Net asset value, end of period	$9.96
Total ReturnC,D	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.40%G
Expenses net of all reductions	.37%G
Net investment income (loss)	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,490
Portfolio turnover rate	- %H,I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2017

1. Organization.

Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 30, 2016, Fidelity Municipal Income 2017 Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2017 Fund	$39,925,000	$–	$–	$–
Fidelity Municipal Income 2019 Fund	109,749,238	784,148	(209,890)	574,258
Fidelity Municipal Income 2021 Fund	65,193,961	2,003,633	(132,818)	1,870,815
Fidelity Municipal Income 2023 Fund	27,840,766	893,973	(100,735)	793,238
Fidelity Municipal Income 2025 Fund	9,789,580	4,308	(50,686)	(46,378)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2017 Fund	$–	$–	$–
Fidelity Municipal Income 2019 Fund	16,745	57,097	574,258
Fidelity Municipal Income 2021 Fund	–	–	1,870,815
Fidelity Municipal Income 2023 Fund	–	–	793,238
Fidelity Municipal Income 2025 Fund	41	–	(46,378)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to June 30, 2017. Loss deferrals were as follows:

Capital losses
Fidelity Municipal Income 2021 Fund	$(54,805)
Fidelity Municipal Income 2023 Fund	(6,871)

The tax character of distributions paid was as follows:

June 30, 2017
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2017 Fund	$795,952	$–	$160,579	$956,531
Fidelity Municipal Income 2019 Fund	1,265,072	–	96,895	1,361,967
Fidelity Municipal Income 2021 Fund	1,253,015	–	133,721	1,386,736
Fidelity Municipal Income 2023 Fund	675,332	7,436	55,828	738,596
Fidelity Municipal Income 2025 Fund	3,855	–	–	3,855

June 30, 2016
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2017 Fund	$1,098,267	$12,468	$1,110,735
Fidelity Municipal Income 2019 Fund	1,263,844	83,264	1,347,108
Fidelity Municipal Income 2021 Fund	1,227,165	74,065	1,301,230
Fidelity Municipal Income 2023 Fund	672,486	–	672,486

Short-Term Trading (Redemption) Fees. Shares held by investors in Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2017 Fund	–	84,580,308
Fidelity Municipal Income 2019 Fund	40,358,495	11,858,870
Fidelity Municipal Income 2021 Fund	14,472,475	8,621,697
Fidelity Municipal Income 2023 Fund	2,739,425	11,243,427
Fidelity Municipal Income 2025 Fund	8,297,220	–

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$23,846	$442
Fidelity Municipal Income 2019 Fund
Class A	.25%	20,841	3,222
Fidelity Municipal Income 2021 Fund
Class A	.25%	30,708	7,023
Fidelity Municipal Income 2023 Fund
Class A	.25%	11,885	3,286
Fidelity Municipal Income 2025 Fund
Class A	.25%	616	616

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	$514
Fidelity Municipal Income 2021 Fund
Class A	1,276
Fidelity Municipal Income 2023 Fund
Class A	164

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2017 Fund
Class A	$9,538
Municipal Income 2017	70,727
Class I	22,198
$102,463
Fidelity Municipal Income 2019 Fund
Class A	$8,336
Municipal Income 2019	58,837
Class I	24,235
$91,408
Fidelity Municipal Income 2021 Fund
Class A	$12,283
Municipal Income 2021	34,417
Class I	18,767
$65,467
Fidelity Municipal Income 2023 Fund
Class A	$4,754
Municipal Income 2023	15,799
Class I	13,252
$33,805
Fidelity Municipal Income 2025 Fund
Class A	$246
Municipal Income 2025	512
Class I	246
$1,004

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2017 Fund	$389
Fidelity Municipal Income 2019 Fund	287
Fidelity Municipal Income 2021 Fund	220
Fidelity Municipal Income 2023 Fund	121

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fees by the following amounts:

Fidelity Municipal Income 2017 Fund	$868
Fidelity Municipal Income 2019 Fund	744
Fidelity Municipal Income 2021 Fund	539
Fidelity Municipal Income 2023 Fund	313
Fidelity Municipal Income 2025 Fund	271

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended June 30, 2017	Year ended June 30, 2016
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$52,525	$65,226
Municipal Income 2017	564,459	791,102
Class I	178,968	241,939
Total	$795,952	$1,098,267
From net realized gain
Class A	$15,183	$1,041
Municipal Income 2017	108,805	8,751
Class I	36,591	2,676
Total	$160,579	$12,468
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$96,630	$89,161
Municipal Income 2019	825,938	793,636
Class I	342,504	381,047
Total	$1,265,072	$1,263,844
From net realized gain
Class A	$9,151	$7,457
Municipal Income 2019	59,715	51,070
Class I	28,029	24,737
Total	$96,895	$83,264
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$210,092	$214,882
Municipal Income 2021	674,716	632,371
Class I	368,207	379,912
Total	$1,253,015	$1,227,165
From net realized gain
Class A	$25,929	$14,000
Municipal Income 2021	69,946	36,127
Class I	37,846	23,938
Total	$133,721	$74,065
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$84,999	$83,508
Municipal Income 2023	320,565	327,901
Class I	269,768	261,077
Total	$675,332	$672,486
From net realized gain
Class A	$8,773	$–
Municipal Income 2023	30,027	–
Class I	24,464	–
Total	$63,264	$–
Fidelity Municipal Income 2025 Fund(a)
From net investment income
Class A	$469	$–
Municipal Income 2025	2,301	–
Class I	1,085	–
Total	$3,855	$–

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2017	Year ended June 30, 2016
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	–	487,309	$2	$5,115,718
Reinvestment of distributions	6,133	6,054	64,094	63,539
Shares redeemed	(613,710)	(206,540)	(6,405,631)	(2,167,116)
Net increase (decrease)	(607,577)	286,823	$(6,341,535)	$3,012,141
Municipal Income 2017
Shares sold	2	2,481,877	$22	$26,038,833
Reinvestment of distributions	51,779	62,378	541,122	654,733
Shares redeemed	(3,221,043)	(3,536,710)	(33,649,577)	(37,122,683)
Net increase (decrease)	(3,169,262)	(992,455)	$(33,108,433)	$(10,429,117)
Class I
Shares sold	83,437	1,282,708	$871,229	$13,468,151
Reinvestment of distributions	18,124	21,416	189,423	224,775
Shares redeemed	(1,762,578)	(922,050)	(18,403,719)	(9,672,098)
Net increase (decrease)	(1,661,017)	382,074	$(17,343,067)	$4,020,828
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	402,072	212,875	$4,303,479	$2,284,858
Reinvestment of distributions	9,054	8,153	96,533	87,532
Shares redeemed	(94,746)	(319,505)	(1,006,962)	(3,429,133)
Net increase (decrease)	316,380	(98,477)	$3,393,050	$(1,056,743)
Municipal Income 2019
Shares sold	3,833,041	1,607,678	$40,776,632	$17,297,665
Reinvestment of distributions	64,132	57,767	684,075	620,325
Shares redeemed	(1,797,750)	(755,381)	(19,133,829)	(8,120,541)
Net increase (decrease)	2,099,423	910,064	$22,326,878	$9,797,449
Class I
Shares sold	1,535,890	1,005,900	$16,347,364	$10,808,665
Reinvestment of distributions	29,510	32,016	314,973	343,836
Shares redeemed	(1,592,770)	(320,006)	(16,983,607)	(3,438,983)
Net increase (decrease)	(27,370)	717,910	$(321,270)	$7,713,518
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	345,196	645,358	$3,822,007	$7,156,810
Reinvestment of distributions	20,663	19,690	226,525	217,102
Shares redeemed	(352,246)	(541,277)	(3,875,271)	(5,988,835)
Net increase (decrease)	13,613	123,771	$173,261	$1,385,077
Municipal Income 2021
Shares sold	1,342,023	1,467,208	$14,684,956	$16,176,254
Reinvestment of distributions	48,142	42,870	527,637	472,464
Shares redeemed	(1,177,613)	(626,624)	(12,816,044)	(6,899,714)
Net increase (decrease)	212,552	883,454	$2,396,549	$9,749,004
Class I
Shares sold	928,880	632,054	$10,121,496	$6,957,341
Reinvestment of distributions	30,399	31,059	333,167	342,240
Shares redeemed	(887,909)	(440,645)	(9,635,800)	(4,871,347)
Net increase (decrease)	71,370	222,468	$818,863	$2,428,234
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	121,079	192,189	$1,256,276	$1,987,183
Reinvestment of distributions	8,312	7,369	85,060	75,354
Shares redeemed	(276,417)	(200,215)	(2,809,864)	(2,062,158)
Net increase (decrease)	(147,026)	(657)	$(1,468,528)	$379
Municipal Income 2023
Shares sold	464,589	1,349,142	$4,737,860	$13,792,209
Reinvestment of distributions	20,881	21,067	213,829	215,472
Shares redeemed	(847,129)	(767,187)	(8,527,832)	(7,915,336)
Net increase (decrease)	(361,659)	603,022	$(3,576,143)	$6,092,345
Class I
Shares sold	422,516	1,493,843	$4,295,831	$15,354,060
Reinvestment of distributions	21,843	18,848	223,818	193,717
Shares redeemed	(740,670)	(874,741)	(7,477,440)	(9,064,851)
Net increase (decrease)	(296,311)	637,950	$(2,957,791)	$6,482,926
Fidelity Municipal Income 2025 Fund(a)
Class A
Shares sold	250,000	–	$2,500,000	$–
Reinvestment of distributions	47	–	469	–
Net increase (decrease)	250,047	–	$2,500,469	$–
Municipal Income 2025
Shares sold	529,458	–	$5,295,000	$–
Reinvestment of distributions	230	–	2,293	–
Net increase (decrease)	529,688	–	$5,297,293	$–
Class I
Shares sold	250,000	–	$2,500,000	$–
Reinvestment of distributions	109	–	1,085	–
Net increase (decrease)	250,109	–	$2,501,085	$–

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	97%

In January 2017, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby Fidelity Municipal Income 2017 Fund, consistent with the Fund's original design, distributed all of its net assets to its shareholders on July 7, 2017. In anticipation of this event, Fidelity Municipal Income 2017 was closed to new investors on June 30, 2016 with certain exceptions.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2017, and the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund as of June 30, 2017, the results of their operations for the year or period then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 261 funds. Mr. Chiel oversees 141 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017), except for Fidelity Municipal Income 2025 Fund. For Fidelity Municipal Income 2025 Fund, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 25, 2017 to June 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2017	Expenses Paid During Period
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$1,000.00	$1,002.80	$3.23-B
Hypothetical-C		$1,000.00	$1,021.57	$3.26-B
Municipal Income 2017	.40%
Actual		$1,000.00	$1,004.10	$1.99-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Class I	.40%
Actual		$1,000.00	$1,004.10	$1.99-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$1,000.00	$1,011.10	$3.24-B
Hypothetical-C		$1,000.00	$1,021.57	$3.26-B
Municipal Income 2019	.40%
Actual		$1,000.00	$1,012.40	$2.00-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Class I	.40%
Actual		$1,000.00	$1,012.40	$2.00-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$1,025.50	$3.26-B
Hypothetical-C		$1,000.00	$1,021.57	$3.26-B
Municipal Income 2021	.40%
Actual		$1,000.00	$1,026.80	$2.01-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Class I	.40%
Actual		$1,000.00	$1,026.80	$2.01-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,037.70	$3.28-B
Hypothetical-C		$1,000.00	$1,021.57	$3.26-B
Municipal Income 2023	.40%
Actual		$1,000.00	$1,039.00	$2.02-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Class I	.40%
Actual		$1,000.00	$1,039.00	$2.02-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Fidelity Municipal Income 2025 Fund
Class A	.65%
Actual		$1,000.00	$996.20	$.66-D
Hypothetical-C		$1,000.00	$1,021.57	$3.26-B
Municipal Income 2025	.40%
Actual		$1,000.00	$996.40	$.40-D
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Class I	.40%
Actual		$1,000.00	$996.40	$.40-D
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

 D Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 37/365 (to reflect the period May 25, 2017 to June 30, 2017).

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2019 Fund
Class A	08/14/17	08/11/17	$0.007
Municipal Income 2019	08/14/17	08/11/17	$0.007
Class I	08/14/17	08/11/17	$0.007
Fidelity Municipal Income 2021 Fund
Class A	08/14/17	08/11/17	$0.000
Municipal Income 2021	08/14/17	08/11/17	$0.000
Class I	08/14/17	08/11/17	$0.000
Fidelity Municipal Income 2023 Fund
Class A	08/14/17	08/11/17	$0.000
Municipal Income 2023	08/14/17	08/11/17	$0.000
Class I	08/14/17	08/11/17	$0.000
Fidelity Municipal Income 2025 Fund
Class A	08/14/17	08/11/17	$0.000
Municipal Income 2025	08/14/17	08/11/17	$0.000
Class I	08/14/17	08/11/17	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2017 Fund	$120,757
Fidelity Municipal Income 2019 Fund	$147,932
Fidelity Municipal Income 2021 Fund	$59,912
Fidelity Municipal Income 2023 Fund	$21,175

During fiscal year ended 2017, 100% of each fund's income dividends were free from federal income tax, and 7.05%, 5.25%, 3.53%, 5.61% and 8.68% of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income 2025 Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio each class of the fund is below the median those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

ADMI-ANN-0817
1.926287.106

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2017 Fund

Fidelity® Municipal Income 2019 Fund

Fidelity® Municipal Income 2021 Fund

Fidelity® Municipal Income 2023 Fund

Fidelity® Municipal Income 2025 Fund

Annual Report

June 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Municipal Income 2017 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2019 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2021 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Municipal Income 2017 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Municipal Income 2017 Fund	0.47%	1.04%	1.92%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2017 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$11,232	Fidelity® Municipal Income 2017 Fund
$12,961	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Municipal Income 2019 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Municipal Income 2019 Fund	(0.06)%	1.74%	2.92%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2019 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$11,926	Fidelity® Municipal Income 2019 Fund
$12,961	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Municipal Income 2021 Fund	(0.19)%	2.65%	4.03%

 A From May 19, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2021 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$12,736	Fidelity® Municipal Income 2021 Fund
$12,961	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2017	Past 1 year	Life of fundA
Fidelity® Municipal Income 2023 Fund	(0.68)%	2.74%

 A From April 23, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2023 Fund, a class of the fund, on April 23, 2013, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$11,200	Fidelity® Municipal Income 2023 Fund
$11,267	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  For the year ending June 30, 2017, tax-exempt bonds declined slightly, with the Bloomberg Barclays Municipal Bond Index returning -0.49%. For much of the period, fairly strong demand and a stable credit environment for state and local governments boosted the market. But a downward trend began in September and accelerated through November – the worst month for the muni market since 2008 – as investors became concerned that then-President-elect Donald Trump’s promises to lower taxes, repeal the Affordable Care Act and increase infrastructure spending would negatively impact market valuations. Adding to the pessimism, fixed-income markets were hurt by investor anticipation of further increases in policy interest rates. The muni market stabilized during the last six months of the period as it became clear that changes to tax, health care and fiscal policies would take time to develop and implement.There was little differentiation in performance across municipal sectors this period. General obligation bonds overall returned -0.71%, with bonds issued by states slightly outperforming those issued by local municipalities. Looking ahead, market volatility is possible as the details of proposed policy changes emerge and the U.S. Federal Reserve reacts to job growth and inflation trends.

Comments from Co-Portfolio Managers Kevin Ramundo, Cormac Cullen and Mark Sommer:  For the year, the share classes of the 2019, 2021 and 2023 funds (excluding sales charges, if applicable) posted returns that were roughly flat to modestly negative, reflecting the municipal market’s poor performance in the fall of 2016. Net of fees, the funds underperformed their respective Bloomberg Barclays defined-maturity benchmarks. Going forward, the 2025 fund, which began on May 25, 2017, will be compared with its benchmark at regular intervals. We stuck to our time-tested approach, given our belief that it positions the funds to generated attractive tax-exempt income and competitive risk-adjusted total returns, including both price appreciation and income, over time. Overweighting lower-rated investment-grade securities aided the relative performance of the 2019, 2021 and 2023 funds, but overweighting Illinois bonds hurt their relative performance. An overweighting in New Jersey state-appropriated bonds further detracted from results of the 2021 fund, as did an underweighting in California securities, a stance that also hurt the 2023 fund on a comparative basis.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders  On May 31, 2017, Fidelity expanded the Defined Maturity Funds (DMF) lineup to include Municipal Income 2025 Fund. Soon thereafter, the 2017 fund reached its target end date and was liquidated on July 7, 2017, distributing its assets in cash to shareholders.

Fidelity® Municipal Income 2017 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Florida	9.7	12.9
Washington	6.0	6.4
Massachusetts	5.8	5.9
Pennsylvania	3.6	6.1
Maryland	3.5	2.5

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	16.4	10.0
Health Care	8.7	12.6
General Obligations	8.0	34.5
Escrowed/Pre-Refunded	7.4	4.3
Education	4.4	5.4

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AA,A	48.3%
BBB	6.3%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	43.8%

As of December 31, 2016
AAA	1.4%
AA,A	80.4%
BBB	11.7%
BB and Below	1.0%
Not Rated	3.0%
Short-Term Investments and Net Other Assets	2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2017 Fund

Investments June 30, 2017

Showing Percentage of Net Assets

Municipal Bonds - 54.8%
	Principal Amount	Value
Arizona - 2.0%
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5% 7/1/17	415,000	415,000
Dysart Unified School District #89 Gen. Oblig. Series 2014, 4% 7/1/17	280,000	280,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2011, 5% 7/1/17	700,000	700,000

TOTAL ARIZONA		1,395,000

California - 2.3%
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2013 A, 4% 7/1/17	300,000	300,000
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17	700,000	700,000
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	250,000
Stockton Unified School District Gen. Oblig. 4% 7/1/17 (FSA Insured)	400,000	400,000

TOTAL CALIFORNIA		1,650,000

Connecticut - 2.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
Series D, 5% 7/1/17	$1,000,000	$1,000,000
5% 7/1/17	585,000	585,000
5% 7/1/17 (Escrowed to Maturity)	90,000	90,000

TOTAL CONNECTICUT		1,675,000

Florida - 9.7%
Broward County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/17	500,000	500,000
Florida Board of Ed. Lottery Rev.:
Series 2010 A, 5% 7/1/17	440,000	440,000
Series 2010 C, 5% 7/1/17	250,000	250,000
Series 2011 A, 5% 7/1/17	700,000	700,000
Florida Dept. of Trans. Tpk. Rev. Series 2013 B, 5% 7/1/17	1,500,000	1,500,000
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/17	625,000	625,000
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/17	150,000	150,000
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/17	1,000,000	1,000,000
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/17	1,000,000	1,000,000
Port Saint Lucie Gen. Oblig. Series 2014, 4% 7/1/17	350,000	350,000
Saint Lucie County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2015 A, 5% 7/1/17 (Build America Mutual Assurance Insured)	385,000	385,000

TOTAL FLORIDA		6,900,000

Illinois - 1.3%
Illinois Fin. Auth. Rev.:
Series 2007, 5% 7/1/17	500,000	500,000
Series B, 5% 7/1/17 (Escrowed to Maturity)	15,000	15,000
5% 7/1/17	385,000	385,000

TOTAL ILLINOIS		900,000

Maryland - 3.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2012, 4% 7/1/17	500,000	500,000
Series 2014, 5% 7/1/17	1,000,000	1,000,000
Series 2015, 5% 7/1/17	400,000	400,000
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series 2012, 4% 7/1/17	545,000	545,000

TOTAL MARYLAND		2,445,000

Massachusetts - 5.8%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 H, 5% 7/1/17	500,000	500,000
Series 2012, 5% 7/1/17	500,000	500,000
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2009 D, 5% 7/1/17	345,000	345,000
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Pwr. Supply Proj. 6) Series 2011, 5% 7/1/17	1,000,000	1,000,000
Massachusetts Port Auth. Rev.:
Series 2010 C, 5% 7/1/17 (a)	1,700,000	1,700,000
Series 2012 B, 5% 7/1/17	100,000	100,000

TOTAL MASSACHUSETTS		4,145,000

Minnesota - 1.4%
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,000,000
Missouri - 1.0%
Saint Louis Arpt. Rev. Series 2013, 5% 7/1/17	730,000	730,000
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series 2014, 4% 7/1/17	450,000	450,000
Nevada - 1.4%
Clark County Arpt. Rev. 5% 7/1/17 (a)	1,000,000	1,000,000
New Hampshire - 3.1%
New Hampshire Gen. Oblig. Series 2010 A, 5% 7/1/17	2,200,000	2,200,000
New Jersey - 1.7%
New Jersey Edl. Facilities Auth. Rev.:
(Rowan Univ. Proj.) Series 2011 C, 5% 7/1/17	205,000	205,000
Series 2011 A, 5% 7/1/17	610,000	610,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
4% 7/1/17	125,000	125,000
4% 7/1/17	230,000	230,000

TOTAL NEW JERSEY		1,170,000

New York - 1.8%
Buffalo and Erie County Indl. Land Rev. Series 2015, 5% 7/1/17	175,000	175,000
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 3% 7/1/17	585,000	585,000
(Univ. Hosp. Proj.) Series 2012, 4% 7/1/17	325,000	325,000
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/17	200,000	200,000

TOTAL NEW YORK		1,285,000

Oregon - 1.4%
Port of Portland Arpt. Rev. Series 2010, 5% 7/1/17 (a)	1,000,000	1,000,000
Pennsylvania - 3.6%
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Series 2002, 5.75% 7/1/17	1,575,000	1,575,000
Philadelphia Wtr. & Wastewtr. Rev. 5% 7/1/17	1,000,000	1,000,000

TOTAL PENNSYLVANIA		2,575,000

Pennsylvania, New Jersey - 0.8%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A, 3% 7/1/17	565,000	565,000
Tennessee - 1.6%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2011 A1, 5% 7/1/17 (a)	1,130,000	1,130,000
Texas - 3.4%
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	415,000	415,000
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	500,000	500,000
San Antonio Arpt. Sys. Rev. Series 2007 (AMT-SUB LIEN), 5% 7/1/17 (FSA Insured) (a)	1,410,000	1,410,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Series 2007 A, 5% 7/1/17 (Escrowed to Maturity)	100,000	100,000

TOTAL TEXAS		2,425,000

Washington - 6.0%
Energy Northwest Elec. Rev.:
(Proj. 3) Series 2007 A, 4.5% 7/1/17 (Escrowed to Maturity)	2,800,000	2,800,000
Series 2014 A, 5% 7/1/17 (Escrowed to Maturity)	1,250,000	1,250,000
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	235,000

TOTAL WASHINGTON		4,285,000

TOTAL MUNICIPAL BONDS
(Cost $38,925,000)		38,925,000

Municipal Notes - 1.4%
Kentucky - 1.4%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17
(Cost $1,000,000)	1,000,000	1,000,000
TOTAL INVESTMENT PORTFOLIO - 56.2%
(Cost $39,925,000)		39,925,000
NET OTHER ASSETS (LIABILITIES) - 43.8%		31,133,982
NET ASSETS - 100%		$71,058,982

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$25,618
Total	$25,618

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Transportation	16.4%
Health Care	8.7%
General Obligations	8.0%
Escrowed/Pre-Refunded	7.4%
Others (Individually Less Than 5%)	15.7%
Net Other Assets (Liabilities)	43.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2017 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $39,925,000)		$39,925,000
Cash		30,464,164
Dividends receivable		11,721
Interest receivable		967,006
Other receivables		158
Total assets		71,368,049
Liabilities
Payable for fund shares redeemed	$275,665
Distributions payable	7,145
Accrued management fee	18,642
Distribution and service plan fees payable	1,401
Other affiliated payables	6,214
Total liabilities		309,067
Net Assets		$71,058,982
Net Assets consist of:
Paid in capital		$71,080,828
Distributions in excess of net investment income		(21,845)
Accumulated undistributed net realized gain (loss) on investments		(1)
Net Assets		$71,058,982
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($4,918,412 ÷ 471,587 shares)		$10.43
Maximum offering price per share (100/97.25 of $10.43)		$10.72
Municipal Income 2017:
Net Asset Value, offering price and redemption price per share ($53,900,992 ÷ 5,168,398 shares)		$10.43
Class I:
Net Asset Value, offering price and redemption price per share ($12,239,578 ÷ 1,173,613 shares)		$10.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2017
Investment Income
Interest		$1,204,073
Income from Fidelity Central Funds		25,618
Total income		1,229,691
Expenses
Management fee	$307,388
Transfer agent fees	102,463
Distribution and service plan fees	23,846
Independent trustees' fees and expenses	446
Miscellaneous	389
Total expenses before reductions	434,532
Expense reductions	(868)	433,664
Net investment income (loss)		796,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	121,355
Fidelity Central Funds	(1,065)
Total net realized gain (loss)		120,290
Change in net unrealized appreciation (depreciation) on investment securities		(553,346)
Net gain (loss)		(433,056)
Net increase (decrease) in net assets resulting from operations		$362,971

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2017	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$796,027	$1,098,499
Net realized gain (loss)	120,290	59,924
Change in net unrealized appreciation (depreciation)	(553,346)	(93,655)
Net increase (decrease) in net assets resulting from operations	362,971	1,064,768
Distributions to shareholders from net investment income	(795,952)	(1,098,267)
Distributions to shareholders from net realized gain	(160,579)	(12,468)
Total distributions	(956,531)	(1,110,735)
Share transactions - net increase (decrease)	(56,793,035)	(3,396,148)
Redemption fees	14	467
Total increase (decrease) in net assets	(57,386,581)	(3,441,648)
Net Assets
Beginning of period	128,445,563	131,887,211
End of period	$71,058,982	$128,445,563
Other Information
Distributions in excess of net investment income end of period	$(21,845)	$(2,607)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class A

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47
Income from Investment Operations
Net investment income (loss)A	.058	.063	.066	.106	.128
Net realized and unrealized gain (loss)	(.035)	(.009)	(.060)	.183	(.087)
Total from investment operations	.023	.054	.006	.289	.041
Distributions from net investment income	(.057)	(.063)	(.066)	(.108)	(.129)
Distributions from net realized gain	(.016)	(.001)	–	(.001)	(.012)
Total distributions	(.073)	(.064)	(.066)	(.109)	(.141)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37
Total ReturnC,D	.22%	.52%	.06%	2.80%	.38%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	.55%	.60%	.62%	1.01%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$4,918	$11,315	$8,311	$8,162	$4,973
Portfolio turnover rate	- %F	9%	3%	-%	-%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47
Income from Investment Operations
Net investment income (loss)A	.084	.089	.092	.132	.155
Net realized and unrealized gain (loss)	(.035)	(.009)	(.059)	.183	(.088)
Total from investment operations	.049	.080	.033	.315	.067
Distributions from net investment income	(.083)	(.089)	(.093)	(.134)	(.155)
Distributions from net realized gain	(.016)	(.001)	–	(.001)	(.012)
Total distributions	(.099)	(.090)	(.093)	(.135)	(.167)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37
Total ReturnC	.47%	.77%	.31%	3.06%	.63%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.80%	.85%	.87%	1.26%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$53,901	$87,412	$97,854	$68,931	$38,747
Portfolio turnover rate	- %E	9%	3%	-%	-%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2017 Fund Class I

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.49	$10.55	$10.37	$10.47
Income from Investment Operations
Net investment income (loss)A	.084	.089	.092	.132	.155
Net realized and unrealized gain (loss)	(.035)	(.009)	(.059)	.183	(.088)
Total from investment operations	.049	.080	.033	.315	.067
Distributions from net investment income	(.083)	(.089)	(.093)	(.134)	(.155)
Distributions from net realized gain	(.016)	(.001)	–	(.001)	(.012)
Total distributions	(.099)	(.090)	(.093)	(.135)	(.167)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.43	$10.48	$10.49	$10.55	$10.37
Total ReturnC	.47%	.77%	.31%	3.06%	.63%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	.80%	.85%	.87%	1.26%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$12,240	$29,719	$25,723	$15,627	$6,391
Portfolio turnover rate	- %E	9%	3%	-%	-%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
New York	19.7	14.5
Florida	15.1	19.0
Pennsylvania	10.1	4.5
New Jersey	9.0	12.2
Michigan	7.2	10.7

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.5	42.9
Transportation	22.3	16.1
Health Care	11.6	10.3
Escrowed/Pre-Refunded	6.4	4.2
Education	6.0	7.2

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	3.2%
AA,A	78.2%
BBB	11.6%
BB and Below	0.4%
Not Rated	4.1%
Short-Term Investments and Net Other Assets	2.5%

As of December 31, 2016
AAA	6.3%
AA,A	83.2%
BBB	5.0%
BB and Below	0.5%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	3.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2019 Fund

Investments June 30, 2017

Showing Percentage of Net Assets

Municipal Bonds - 96.6%
	Principal Amount	Value
Arizona - 4.6%
Arizona Board of Regents Ctfs. of Prtn. (Univ. of Arizona Projs.):
Series 2012 B, 5% 6/1/19	$270,000	$289,030
Series 2015 A, 5% 6/1/19	1,000,000	1,070,480
Dysart Unified School District #89 Gen. Oblig. Series 2014, 5% 7/1/19	350,000	374,665
Glendale Excise Tax Rev. Series 2017, 5% 7/1/18 (a)	475,000	487,958
Glendale Gen. Oblig. Series 2015, 4% 7/1/19 (FSA Insured)	1,000,000	1,055,190
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	645,000	690,060
Scottsdale Muni. Property Corp. Excise Tax Rev. Series 2006, 5% 7/1/19	600,000	645,474
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19 (Escrowed to Maturity)	500,000	535,950

TOTAL ARIZONA		5,148,807

California - 2.5%
California Health Facilities Fing. Auth. Rev. Series 2011 A, 5% 3/1/19	615,000	652,392
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	529,660
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	360,048
San Jose Int'l. Arpt. Rev. Series 2014 A, 5% 3/1/19 (b)	1,000,000	1,060,460
Washington Township Health Care District Gen. Oblig. Series 2013 B, 4% 8/1/19	220,000	232,971

TOTAL CALIFORNIA		2,835,531

Connecticut - 2.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
( Lawrence & Memorial Hosp. Proj.) Series 2011 F, 5% 7/1/19	1,825,000	1,949,155
Series 2012 J, 4% 7/1/19	450,000	467,348
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A, 5% 6/15/19 (b)	200,000	213,304

TOTAL CONNECTICUT		2,629,807

Florida - 15.1%
Broward County School Board Ctfs. of Prtn.:
Series 2011 A, 5% 7/1/19	3,040,000	3,259,822
Series 2012 A, 5% 7/1/19	1,000,000	1,072,310
Series 2015 A, 5% 7/1/19	500,000	536,155
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	290,000	310,552
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/19	500,000	536,260
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	538,205
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/19	935,000	1,006,630
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A, 5% 2/1/19	455,000	472,604
Halifax Hosp. Med. Ctr. Rev. 5% 6/1/19	1,100,000	1,169,377
Hillsborough County School Board Ctfs. of Prtn.:
Series 2016, 5% 7/1/19	650,000	698,068
Series 2017 A, 5% 7/1/19	500,000	536,975
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.) Series 2013, 5% 7/1/19	315,000	337,970
Series 2014 B, 5% 7/1/19	250,000	268,230
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	1,525,000	1,631,887
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/19	1,440,000	1,536,278
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	1,000,000	1,073,130
Palm Beach County School Board Ctfs. of Prtn. Series 2014 B, 4% 8/1/19	975,000	1,029,600
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. Series 2011, 5% 10/1/19 (b)	500,000	538,790
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	255,000	276,372
5% 10/1/19 (Escrowed to Maturity)	245,000	265,818

TOTAL FLORIDA		17,095,033

Georgia - 0.2%
Georgia Muni. Elec. Auth. Pwr. Rev. (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	210,194
Illinois - 3.7%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,056,570
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	350,000	371,900
Illinois Gen. Oblig. Series 2012, 5% 3/1/19	1,000,000	1,023,680
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/19	600,000	633,216
Illinois Sales Tax Rev. Series 2013, 5% 6/15/19	1,000,000	1,058,810

TOTAL ILLINOIS		4,144,176

Indiana - 2.1%
Indianapolis Local Pub. Impt. (Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/19 (b)	1,950,000	2,054,364
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	269,205

TOTAL INDIANA		2,323,569

Iowa - 0.8%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19 (Escrowed to Maturity)	870,000	914,335
Louisiana - 1.4%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/19	1,000,000	1,068,520
Louisiana Pub. Facilities Auth. (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/19	225,000	235,649
Louisiana Pub. Facilities Auth. Rev. Series 2009 A, 5% 7/1/19	250,000	267,773

TOTAL LOUISIANA		1,571,942

Maryland - 1.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. 5% 7/1/21 (Pre-Refunded to 7/1/19 @ 100)	800,000	859,976
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/19 (b)	1,000,000	1,070,090

TOTAL MARYLAND		1,930,066

Massachusetts - 1.0%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2015 O2, 5% 7/1/19	505,000	542,138
Series 2016, 5% 7/1/19	575,000	610,276

TOTAL MASSACHUSETTS		1,152,414

Michigan - 7.2%
Ann Arbor Pub. School District Series 2015, 5% 5/1/19	1,200,000	1,281,360
Brandon School District Series 2016 A, 4% 5/1/19	1,000,000	1,047,450
Chippewa Valley Schools Series 2016 A, 5% 5/1/19	675,000	720,380
Detroit School District Series 2012 A, 5% 5/1/19	1,000,000	1,059,780
Farmington Pub. School District Gen. Oblig. 5% 5/1/19 (FSA Insured)	750,000	800,423
Grand Rapids Pub. Schools Series 2016, 5% 5/1/19 (FSA Insured)	1,335,000	1,421,014
Royal Oak City School District 5% 5/1/19	700,000	747,460
West Ottawa Pub. School District Series 2012 B, 5% 5/1/19	1,000,000	1,067,800

TOTAL MICHIGAN		8,145,667

Minnesota - 0.7%
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	785,000	830,483
Missouri - 0.2%
Kansas City Spl. Oblig. 4% 9/1/19	250,000	263,243
Nevada - 0.2%
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (b)(c)	175,000	173,175
New Jersey - 9.0%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2015 B, 5% 7/1/19	1,700,000	1,821,890
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	105,000	111,634
Series 2014 PP, 5% 6/15/19	3,630,000	3,799,485
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	644,561
New Jersey Edl. Facility:
(Ramapo College, Proj.) Series 2017 A, 3% 7/1/19 (FSA Insured)	325,000	335,410
(Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/19	305,000	326,869
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/19	500,000	535,745
Series 2016 A, 5% 7/1/19	140,000	148,900
New Jersey Trans. Trust Fund Auth.:
Series 2003 B, 5.25% 12/15/19	300,000	319,200
Series 2012 AA, 5% 6/15/19	2,000,000	2,093,380

TOTAL NEW JERSEY		10,137,074

New Mexico - 0.6%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	644,490
New York - 18.8%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/19	275,000	291,761
City of Auburn Gen. Oblig. Rfdg. Bonds Series 2016, 3% 6/1/19	1,135,000	1,171,570
Nassau County Local Econ. Assistance Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 4% 7/1/19	250,000	261,133
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/19	1,000,000	1,077,050
New York Dorm. Auth. Revs. Series 2009, 5.25% 7/1/33 (Pre-Refunded to 7/1/19 @ 100)	1,000,000	1,080,480
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	260,000	282,776
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	13,650,000	14,588,158
Series II, 4% 5/1/19	1,000,000	1,050,790
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/19 (FSA Insured)	1,000,000	1,059,780
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/19	350,000	375,739

TOTAL NEW YORK		21,239,237

North Carolina - 0.5%
Charlotte Int'l. Arpt. Rev.:
Series 2017 B, 5% 7/1/19 (b)	155,000	165,955
Series 2017 C, 4% 7/1/19	425,000	448,456

TOTAL NORTH CAROLINA		614,411

Ohio - 1.3%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/19	600,000	642,054
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/19	825,000	876,620

TOTAL OHIO		1,518,674

Oklahoma - 1.4%
Payne County Independent School District # 16:
Series 2017 A, 3% 6/1/19	380,000	392,392
Series 2017 B, 3% 6/1/19	1,195,000	1,233,969

TOTAL OKLAHOMA		1,626,361

Oregon - 0.9%
Port of Portland Arpt. Rev. Series 22, 4% 7/1/19 (b)	1,000,000	1,051,760
Pennsylvania - 10.1%
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,700,000	1,898,747
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	106,942
Indiana County Hosp. Auth. Series 2014 A, 4% 6/1/19	400,000	410,248
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Catholic Health Initiatives Proj.) Series 2009 A, 5.125% 6/1/33 (Pre-Refunded to 6/1/19 @ 100)	180,000	193,390
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	703,105
Series 2009, 5% 7/1/19	5,000,000	5,371,800
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Tenth Series B, 5% 7/1/19 (FSA Insured)	100,000	106,905
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5% 7/1/19	1,000,000	1,073,740
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	855,288
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/19	670,000	709,081

TOTAL PENNSYLVANIA		11,429,246

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/19	620,000	654,801
Texas - 5.7%
Houston Gen. Oblig. Series 2009 A, 5% 3/1/26 (Pre-Refunded to 3/1/19 @ 100)	1,000,000	1,063,180
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	1,855,000	1,989,525
Northside Independent School District Bonds Series 2011 A, 2%, tender 6/1/19 (c)	2,805,000	2,843,372
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2011, 5% 8/1/19	500,000	539,785

TOTAL TEXAS		6,435,862

Utah - 1.9%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012, 5% 4/1/19	2,015,000	2,142,167
Virginia - 0.9%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (c)	500,000	503,475
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (c)	500,000	502,875

TOTAL VIRGINIA		1,006,350

Washington - 0.2%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/19	125,000	132,185
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	110,000	116,256

TOTAL WASHINGTON		248,441

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (c)	505,000	508,187
Wisconsin - 0.6%
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 4%, tender 5/30/19 (c)	655,000	687,193
TOTAL MUNICIPAL BONDS
(Cost $108,739,195)		109,312,696

Municipal Notes - 0.9%
New York - 0.9%
Broome County Gen. Oblig. BAN 2.5% 5/4/18
(Cost $1,010,043)	1,000,000	1,010,800
TOTAL INVESTMENT PORTFOLIO - 97.5%
(Cost $109,749,238)		110,323,496
NET OTHER ASSETS (LIABILITIES) - 2.5%		2,797,347
NET ASSETS - 100%		$113,120,843

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.5%
Transportation	22.3%
Health Care	11.6%
Escrowed/Pre-Refunded	6.4%
Education	6.0%
Electric Utilities	5.4%
Special Tax	5.3%
Others* (Individually Less Than 5%)	4.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2019 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $109,749,238)		$110,323,496
Cash		1,718,347
Receivable for fund shares sold		220,522
Interest receivable		1,708,894
Other receivables		230
Total assets		113,971,489
Liabilities
Payable for investments purchased on a delayed delivery basis	$488,243
Payable for fund shares redeemed	302,976
Distributions payable	20,045
Accrued management fee	28,015
Distribution and service plan fees payable	2,028
Other affiliated payables	9,339
Total liabilities		850,646
Net Assets		$113,120,843
Net Assets consist of:
Paid in capital		$112,472,743
Undistributed net investment income		16,745
Accumulated undistributed net realized gain (loss) on investments		57,097
Net unrealized appreciation (depreciation) on investments		574,258
Net Assets		$113,120,843
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($9,799,909 ÷ 921,762 shares)		$10.63
Maximum offering price per share (100/97.25 of $10.63)		$10.93
Municipal Income 2019:
Net Asset Value, offering price and redemption price per share ($76,097,655 ÷ 7,157,737 shares)		$10.63
Class I:
Net Asset Value, offering price and redemption price per share ($27,223,279 ÷ 2,560,628 shares)		$10.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2017
Investment Income
Interest		$1,651,242
Expenses
Management fee	$274,226
Transfer agent fees	91,408
Distribution and service plan fees	20,841
Independent trustees' fees and expenses	365
Miscellaneous	287
Total expenses before reductions	387,127
Expense reductions	(744)	386,383
Net investment income (loss)		1,264,859
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		147,933
Total net realized gain (loss)		147,933
Change in net unrealized appreciation (depreciation) on investment securities		(1,415,063)
Net gain (loss)		(1,267,130)
Net increase (decrease) in net assets resulting from operations		$(2,271)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2017	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,264,859	$1,263,893
Net realized gain (loss)	147,933	28,867
Change in net unrealized appreciation (depreciation)	(1,415,063)	848,402
Net increase (decrease) in net assets resulting from operations	(2,271)	2,141,162
Distributions to shareholders from net investment income	(1,265,072)	(1,263,844)
Distributions to shareholders from net realized gain	(96,895)	(83,264)
Total distributions	(1,361,967)	(1,347,108)
Share transactions - net increase (decrease)	25,398,658	16,454,224
Redemption fees	77	118
Total increase (decrease) in net assets	24,034,497	17,248,396
Net Assets
Beginning of period	89,086,346	71,837,950
End of period	$113,120,843	$89,086,346
Other Information
Undistributed net investment income end of period	$16,745	$16,957

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class A

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.123	.144	.157	.181	.199
Net realized and unrealized gain (loss)	(.156)	.122	(.052)	.242	(.170)
Total from investment operations	(.033)	.266	.105	.423	.029
Distributions from net investment income	(.125)	(.144)	(.155)	(.183)	(.199)
Distributions from net realized gain	(.012)	(.012)	–	–	–
Total distributions	(.137)	(.156)	(.155)	(.183)	(.199)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC,D	(.31)%	2.51%	.98%	4.06%	.24%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.16%	1.34%	1.46%	1.71%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$9,800	$6,536	$7,522	$6,830	$8,173
Portfolio turnover rate	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.150	.171	.184	.207	.226
Net realized and unrealized gain (loss)	(.157)	.122	(.052)	.242	(.170)
Total from investment operations	(.007)	.293	.132	.449	.056
Distributions from net investment income	(.151)	(.171)	(.182)	(.209)	(.226)
Distributions from net realized gain	(.012)	(.012)	–	–	–
Total distributions	(.163)	(.183)	(.182)	(.209)	(.226)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC	(.06)%	2.77%	1.24%	4.32%	.49%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.41%	1.59%	1.71%	1.96%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$76,098	$54,610	$44,331	$36,135	$20,787
Portfolio turnover rate	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2019 Fund Class I

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.80	$10.69	$10.74	$10.50	$10.67
Income from Investment Operations
Net investment income (loss)A	.150	.170	.184	.207	.226
Net realized and unrealized gain (loss)	(.157)	.123	(.052)	.242	(.170)
Total from investment operations	(.007)	.293	.132	.449	.056
Distributions from net investment income	(.151)	(.171)	(.182)	(.209)	(.226)
Distributions from net realized gain	(.012)	(.012)	–	–	–
Total distributions	(.163)	(.183)	(.182)	(.209)	(.226)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.63	$10.80	$10.69	$10.74	$10.50
Total ReturnC	(.06)%	2.77%	1.24%	4.32%	.49%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.41%	1.59%	1.71%	1.96%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$27,223	$27,941	$19,985	$13,589	$6,899
Portfolio turnover rate	13%	5%	8%	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
New Jersey	12.0	12.3
Florida	10.7	12.0
Michigan	10.0	10.8
New York	8.0	5.2
Texas	7.4	8.4

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.4	39.3
Health Care	16.1	14.8
Transportation	13.5	11.2
Education	7.6	5.1
Water & Sewer	6.8	6.4

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	2.9%
AA,A	77.2%
BBB	13.4%
BB and Below	1.1%
Not Rated	4.4%
Short-Term Investments and Net Other Assets	1.0%

As of December 31, 2016
AAA	3.2%
AA,A	77.7%
BBB	8.1%
BB and Below	2.1%
Not Rated	4.1%
Short-Term Investments and Net Other Assets	4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Investments June 30, 2017

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Alabama - 2.4%
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 5% 2/1/21	1,000,000	1,114,180
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/21	500,000	550,525

TOTAL ALABAMA		1,664,705

Arizona - 4.8%
Glendale Excise Tax Rev. Series 2017, 5% 7/1/21 (a)	250,000	282,203
Pima County Gen. Oblig. Series 2016, 3% 7/1/21	500,000	530,910
Tempe Gen. Oblig. Series A, 4% 7/1/21	605,000	668,501
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	339,237
Tucson Wtr. Rev. Series 2017, 5% 7/1/21	500,000	571,010
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	281,635
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	572,450

TOTAL ARIZONA		3,245,946

California - 6.2%
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2012 A, 5% 4/1/21	500,000	567,045
Los Angeles County Ctfs. of Prtn. (Disney Concert Hall Parking Garage Proj.) 5% 3/1/21	500,000	565,590
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/21	1,000,000	1,131,940
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21	250,000	286,343
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	$100,000	$115,842
Series 2011 C, 5% 5/1/21 (b)	500,000	566,110
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	666,438
West Contra Costa Unified School District Series 2011, 5% 8/1/21 (FSA Insured)	250,000	286,975

TOTAL CALIFORNIA		4,186,283

Colorado - 0.6%
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/21	350,000	398,689
Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/21	500,000	556,800
Florida - 10.7%
Broward County School Board Ctfs. of Prtn.:
Series 2012 A, 5% 7/1/21	500,000	567,465
Series 2015 A, 5% 7/1/21	500,000	567,465
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	481,287
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/21	750,000	855,263
Florida Dept. of Envir. Protection Rev.:
Series 2011 B, 5% 7/1/21	750,000	856,200
Series 2012 A, 5% 7/1/21	500,000	570,800
Hillsborough County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/21	615,000	699,519
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/21 (FSA Insured)	1,000,000	1,126,510
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/21	1,000,000	1,135,350
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/21	325,000	368,914

TOTAL FLORIDA		7,228,773

Georgia - 3.3%
Atlanta Arpt. Rev. 5% 1/1/21	1,000,000	1,126,070
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	281,153
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2011 A, 5% 1/1/21	690,000	764,037
Series 2011 B, 5% 1/1/21	85,000	94,121

TOTAL GEORGIA		2,265,381

Hawaii - 0.6%
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/21	375,000	427,943
Illinois - 6.3%
Chicago Midway Arpt. Rev. 5% 1/1/21	400,000	447,088
Cook County Gen. Oblig. Series 2011 A, 5% 11/15/21	525,000	585,065
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/21	1,000,000	1,082,490
Illinois Gen. Oblig.:
Series 2012, 5% 3/1/21	500,000	519,050
Series 2013, 5% 7/1/21	500,000	520,685
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/21	1,000,000	1,117,490

TOTAL ILLINOIS		4,271,868

Indiana - 2.1%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	200,000	224,268
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/21 (b)	500,000	556,335
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/21	250,000	283,633
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	342,858

TOTAL INDIANA		1,407,094

Massachusetts - 1.4%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	278,495
Massachusetts Port Auth. Rev. Series 2012 B, 5% 7/1/21	200,000	228,654
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	442,810

TOTAL MASSACHUSETTS		949,959

Michigan - 10.0%
Battle Creek School District Series 2016, 5% 5/1/21	1,000,000	1,131,820
Brandon School District Series 2016 A, 5% 5/1/21	1,000,000	1,131,820
Detroit School District Series 2012 A, 5% 5/1/21	500,000	559,180
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	200,000	230,378
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	571,055
Michigan Fin. Auth. Rev.:
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	1,000,000	1,138,710
Series 2015 D1, 5% 7/1/21	500,000	559,230
Michigan Hosp. Fin. Auth. Rev. 5% 6/1/21	300,000	339,531
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/21	220,000	249,000
Roseville Cmnty. Schools Series 2014, 5% 5/1/21	750,000	848,865

TOTAL MICHIGAN		6,759,589

Minnesota - 1.2%
Maple Grove Health Care Sys. Rev. Series 2015, 4% 9/1/21	400,000	431,720
Minnesota Higher Ed. Facilities Auth. Rev. Series 7U, 5% 4/1/21	315,000	354,170

TOTAL MINNESOTA		785,890

Nevada - 4.6%
Clark County Arpt. Rev. Series 2017 C, 5% 7/1/21 (b)	2,225,000	2,516,004
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21	250,000	284,880
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/21	300,000	337,191

TOTAL NEVADA		3,138,075

New Jersey - 12.0%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	781,597
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/21	650,000	716,352
Garden State Preservation Trust Open Space & Farmland Preservation Series 2003 B, 0% 11/1/21 (FSA Insured)	1,000,000	904,010
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE, 5.5% 9/1/21	325,000	349,284
Series 2015 XX:
5% 6/15/21	1,000,000	1,063,090
5.5% 9/1/21 (Pre-Refunded to 3/1/21 @ 100)	905,000	1,036,316
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	603,747
Series 2013 A, 5% 7/1/21	100,000	112,543
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	553,480
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2011, 5% 7/1/21	1,000,000	1,131,200
New Jersey Trans. Trust Fund Auth.:
Series 2011 A, 4.25% 6/15/21	100,000	104,121
Series 2011 B, 5% 6/15/21	750,000	801,615

TOTAL NEW JERSEY		8,157,355

New York - 8.0%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2009 A, 5.25% 4/1/21	500,000	531,555
Monroe County Indl. Dev. Corp. ( Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/21	325,000	370,477
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	554,965
New York City Gen. Oblig. Series 2014 B, 5% 8/1/21	1,700,000	1,944,154
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series S1, 5% 7/15/21	685,000	783,208
New York Dorm. Auth. Revs.:
Series 1, 4% 7/1/21	600,000	661,746
Series 2014, 5% 7/1/21	325,000	368,852
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	227,152

TOTAL NEW YORK		5,442,109

North Carolina - 1.7%
Dare County Ctfs. of Prtn. Series 2012 B, 5% 6/1/21	1,000,000	1,132,590
Ohio - 1.7%
Univ. of Toledo Gen. Receipts Series 2017 A, 5% 6/1/21	1,000,000	1,132,590
Oregon - 1.1%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/21 (b)	650,000	735,553
Pennsylvania - 5.9%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	417,768
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/21	680,000	735,712
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012, 5% 3/1/21	500,000	557,620
Pennsylvania Gen. Oblig. Series 2014, 5% 7/1/21	1,000,000	1,133,690
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	564,465
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012, 5% 4/1/21	535,000	585,611

TOTAL PENNSYLVANIA		3,994,866

Pennsylvania, New Jersey - 0.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	370,204
South Carolina - 1.2%
Horry County School District Series 2011, 5% 3/1/21	700,000	791,021
Tennessee - 0.8%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 4% 4/1/21	500,000	533,210
Texas - 7.4%
Corpus Christi Util. Sys. Rev.:
Series 2013, 5% 7/15/21	250,000	284,053
5% 7/15/21	750,000	852,158
Dallas County Gen. Oblig. Series 2016 5% 8/15/21	1,000,000	1,141,940
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	282,078
Lower Colorado River Auth. Rev. Series 2015 B, 4% 5/15/21	400,000	437,976
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	567,465
North Texas Tollway Auth. Rev. Series 2014 A, 5% 1/1/21	510,000	571,144
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/21	70,000	79,605
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (b)	200,000	227,278
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	567,465

TOTAL TEXAS		5,011,162

Virginia - 0.2%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/21	110,000	122,447
Washington - 1.8%
Clark County Pub. Util. District #1 Wtr. Series 2017, 5% 1/1/21	240,000	269,645
Clark County Pub. Util. District #1 Elec. Rev. Series 2011, 5% 1/1/21	675,000	758,133
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	188,596

TOTAL WASHINGTON		1,216,374

Wisconsin - 1.7%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,138,300
TOTAL MUNICIPAL BONDS
(Cost $65,193,961)		67,064,776
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $65,193,961)		67,064,776
NET OTHER ASSETS (LIABILITIES) - 1.0%		654,362
NET ASSETS - 100%		$67,719,138

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.4%
Health Care	16.1%
Transportation	13.5%
Education	7.6%
Water & Sewer	6.8%
Electric Utilities	5.8%
Special Tax	5.6%
Others* (Individually Less Than 5%)	6.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $65,193,961)		$67,064,776
Cash		44,971
Receivable for fund shares sold		33,153
Interest receivable		924,847
Other receivables		128
Total assets		68,067,875
Liabilities
Payable for investments purchased on a delayed delivery basis	$280,358
Payable for fund shares redeemed	24,602
Distributions payable	18,807
Accrued management fee	16,862
Distribution and service plan fees payable	2,488
Other affiliated payables	5,620
Total liabilities		348,737
Net Assets		$67,719,138
Net Assets consist of:
Paid in capital		$65,903,128
Accumulated undistributed net realized gain (loss) on investments		(54,805)
Net unrealized appreciation (depreciation) on investments		1,870,815
Net Assets		$67,719,138
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,790,291 ÷ 1,078,646 shares)		$10.93
Maximum offering price per share (100/97.25 of $10.93)		$11.24
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($36,808,758 ÷ 3,367,557 shares)		$10.93
Class I:
Net Asset Value, offering price and redemption price per share ($19,120,089 ÷ 1,749,259 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2017
Investment Income
Interest		$1,545,526
Expenses
Management fee	$196,401
Transfer agent fees	65,467
Distribution and service plan fees	30,708
Independent trustees' fees and expenses	269
Miscellaneous	220
Total expenses before reductions	293,065
Expense reductions	(539)	292,526
Net investment income (loss)		1,253,000
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,107
Total net realized gain (loss)		5,107
Change in net unrealized appreciation (depreciation) on investment securities		(1,523,908)
Net gain (loss)		(1,518,801)
Net increase (decrease) in net assets resulting from operations		$(265,801)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2017	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,253,000	$1,227,164
Net realized gain (loss)	5,107	76,549
Change in net unrealized appreciation (depreciation)	(1,523,908)	1,874,854
Net increase (decrease) in net assets resulting from operations	(265,801)	3,178,567
Distributions to shareholders from net investment income	(1,253,015)	(1,227,165)
Distributions to shareholders from net realized gain	(133,721)	(74,065)
Total distributions	(1,386,736)	(1,301,230)
Share transactions - net increase (decrease)	3,388,673	13,562,315
Redemption fees	74	281
Total increase (decrease) in net assets	1,736,210	15,439,933
Net Assets
Beginning of period	65,982,928	50,542,995
End of period	$67,719,138	$65,982,928
Other Information
Undistributed net investment income end of period	$–	$3,627

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class A

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.188	.204	.221	.240	.242
Net realized and unrealized gain (loss)	(.238)	.376	(.016)	.324	(.250)
Total from investment operations	(.050)	.580	.205	.564	(.008)
Distributions from net investment income	(.188)	(.205)	(.221)	(.240)	(.242)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.210)	(.220)	(.235)	(.274)	(.262)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC,D	(.44)%	5.40%	1.89%	5.44%	(.15)%
Ratios to Average Net AssetsE
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.71%	1.85%	2.02%	2.26%	2.19%
Supplemental Data
Net assets, end of period (000 omitted)	$11,790	$11,915	$10,191	$9,189	$8,664
Portfolio turnover rate	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.215	.231	.248	.266	.269
Net realized and unrealized gain (loss)	(.238)	.376	(.016)	.325	(.250)
Total from investment operations	(.023)	.607	.232	.591	.019
Distributions from net investment income	(.215)	(.232)	(.248)	(.267)	(.269)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.237)	(.247)	(.262)	(.301)	(.289)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC	(.19)%	5.67%	2.14%	5.70%	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	2.10%	2.27%	2.51%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$36,809	$35,297	$24,594	$23,718	$20,604
Portfolio turnover rate	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2021 Fund Class I

Years ended June 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$11.19	$10.83	$10.86	$10.57	$10.84
Income from Investment Operations
Net investment income (loss)A	.215	.231	.247	.266	.269
Net realized and unrealized gain (loss)	(.238)	.376	(.015)	.325	(.250)
Total from investment operations	(.023)	.607	.232	.591	.019
Distributions from net investment income	(.215)	(.232)	(.248)	(.267)	(.269)
Distributions from net realized gain	(.022)	(.015)	(.014)	(.034)	(.020)
Total distributions	(.237)	(.247)	(.262)	(.301)	(.289)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$10.93	$11.19	$10.83	$10.86	$10.57
Total ReturnC	(.19)%	5.67%	2.14%	5.70%	.10%
Ratios to Average Net AssetsD
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.96%	2.10%	2.27%	2.51%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$19,120	$18,771	$15,758	$10,103	$7,161
Portfolio turnover rate	14%	4%	5%	6%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	12.4	13.5
Arizona	12.1	9.3
Florida	9.5	8.8
New Jersey	6.9	6.3
California	6.5	5.2

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	46.4	40.3
Health Care	17.9	15.5
Transportation	13.5	14.4
Electric Utilities	7.4	7.2
Water & Sewer	4.0	7.7

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AA,A	82.0%
BBB	14.7%
BB and Below	1.2%
Short-Term Investments and Net Other Assets	2.1%

As of December 31, 2016
AAA	2.6%
AA,A	80.6%
BBB	10.2%
BB and Below	1.1%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Investments June 30, 2017

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount	Value
Alabama - 6.0%
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$585,325
Series 2016 B, 5% 3/1/23	1,000,000	1,170,643

TOTAL ALABAMA		1,755,968

Arizona - 12.1%
Glendale Excise Tax Rev. Series 2017, 5% 7/1/23 (a)	250,000	293,150
Maricopa County School District No. 40 (Proj. of 2011) Series 2015 D, 5% 7/1/23 (FSA Insured)	795,000	939,746
Pima County Gen. Oblig. Series 2016, 4% 7/1/23	500,000	566,710
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	529,974
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	294,430
Tucson Wtr. Rev.:
Series 2013 A, 5% 7/1/23	520,000	620,542
Series 2017, 5% 7/1/23	250,000	298,338

TOTAL ARIZONA		3,542,890

California - 6.5%
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 3/1/23	120,000	140,338
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/23	250,000	297,538
Desert Sands Unified School District Series 2013 B, 5% 6/1/23	375,000	448,406
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 4% 6/1/23	60,000	68,443
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	165,342
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A, 5% 6/1/23	200,000	238,278
Stockton Unified School District Gen. Oblig. Series 2012 A, 5% 8/1/23 (FSA Insured)	250,000	298,018
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	228,354

TOTAL CALIFORNIA		1,884,717

Colorado - 1.2%
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	236,052
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	118,953

TOTAL COLORADO		355,005

Connecticut - 0.4%
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	116,702
Florida - 9.5%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	295,205
Series 2015 B, 5% 7/1/23	30,000	35,425
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	586,690
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	583,720
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	224,622
Series 2014 B, 5% 7/1/23	75,000	88,469
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	35,245
Series 2015 D, 5% 2/1/23	650,000	760,123
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	171,129

TOTAL FLORIDA		2,780,628

Georgia - 0.8%
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	241,754
Illinois - 12.4%
Chicago Midway Arpt. Rev. 5% 1/1/23	400,000	464,084
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	231,140
Illinois Fin. Auth. Rev. Series 2016 C, 5% 2/15/23	500,000	555,340
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	270,000	280,603
Series 2014, 5% 2/1/23	250,000	259,205
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	592,003
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	89,273
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	400,000	453,944
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	573,000
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,450
Series 2002 B, 5.7% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	104,140

TOTAL ILLINOIS		3,623,182

Indiana - 3.0%
Indiana Fin. Auth. Hosp. Rev. Series 2013, 5% 8/15/23	250,000	295,440
Indianapolis Local Pub. Impt. Series 2016, 5% 1/1/23 (b)	500,000	577,850

TOTAL INDIANA		873,290

Louisiana - 2.1%
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	616,291
Massachusetts - 1.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	61,089
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/23	230,000	265,098

TOTAL MASSACHUSETTS		326,187

Michigan - 5.0%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	58,540
Grand Traverse County Hosp. Series 2014 C, 5% 7/1/23	390,000	455,458
Lansing Board of Wtr. & Lt. Util. Rev. Series 2013 A, 5% 7/1/23	310,000	366,054
Mount Clemens Cmnty. School District Series 2017 A, 5% 5/1/23	500,000	583,500

TOTAL MICHIGAN		1,463,552

Minnesota - 1.0%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	291,490
Nevada - 2.0%
Nevada Gen. Oblig. Series 2013 D1, 5% 3/1/23	110,000	130,070
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	443,274

TOTAL NEVADA		573,344

New Jersey - 6.9%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	283,350
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	588,462
Series 2015 XX, 5% 6/15/23	250,000	267,875
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23	100,000	116,845
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	234,184
Series 2013, 5% 7/1/23	200,000	234,554
New Jersey Trans. Trust Fund Auth. 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	286,425

TOTAL NEW JERSEY		2,011,695

New York - 6.3%
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	118,895
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	404,047
Series 2014 B, 5% 7/1/23	285,000	329,010
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	622,331
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	354,621

TOTAL NEW YORK		1,828,904

Ohio - 3.9%
Cleveland Arpt. Sys. Rev. 5% 1/1/23 (FSA Insured)	500,000	580,670
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	454,652
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	115,337

TOTAL OHIO		1,150,659

Oregon - 1.0%
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	293,500
Pennsylvania - 5.9%
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	357,884
Pennsylvania Gen. Oblig.:
Series 2013, 5% 4/1/23	250,000	292,663
Series 2014, 5% 7/1/23	500,000	587,930
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	117,524
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	381,412

TOTAL PENNSYLVANIA		1,737,413

Rhode Island - 1.0%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	287,975
Texas - 5.2%
Lower Colorado River Auth. Rev.:
Series 2015 B, 5% 5/15/23	250,000	294,133
Series 2015 D, 5% 5/15/23	500,000	588,265
North Texas Tollway Auth. Rev.:
Series 2014 A, 5% 1/1/23	300,000	350,790
Series 2015 B, 5% 1/1/23	250,000	292,325

TOTAL TEXAS		1,525,513

Virginia - 0.8%
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	229,826
Washington - 3.8%
Port of Seattle Rev. Series 2013, 5% 7/1/23 (b)	250,000	293,038
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	348,057
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	338,568
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	143,856

TOTAL WASHINGTON		1,123,519

TOTAL MUNICIPAL BONDS
(Cost $27,840,728)		28,634,004
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $27,840,728)		28,634,004
NET OTHER ASSETS (LIABILITIES) - 2.1%		605,130
NET ASSETS - 100%		$29,239,134

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	46.4%
Health Care	17.9%
Transportation	13.5%
Electric Utilities	7.4%
Others* (Individually Less Than 5%)	14.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $27,840,728)		$28,634,004
Cash		677,378
Interest receivable		411,991
Other receivables		71
Total assets		29,723,444
Liabilities
Payable for investments purchased on a delayed delivery basis	$291,368
Payable for fund shares redeemed	170,568
Distributions payable	12,006
Accrued management fee	7,249
Distribution and service plan fees payable	703
Other affiliated payables	2,416
Total liabilities		484,310
Net Assets		$29,239,134
Net Assets consist of:
Paid in capital		$28,462,374
Distributions in excess of net investment income		(9,645)
Accumulated undistributed net realized gain (loss) on investments		(6,871)
Net unrealized appreciation (depreciation) on investments		793,276
Net Assets		$29,239,134
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,352,450 ÷ 327,225 shares)		$10.25
Maximum offering price per share (100/97.25 of $10.25)		$10.54
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($14,237,852 ÷ 1,389,773 shares)		$10.24
Class I:
Net Asset Value, offering price and redemption price per share ($11,648,832 ÷ 1,137,056 shares)		$10.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2017
Investment Income
Interest		$822,391
Expenses
Management fee	$101,417
Transfer agent fees	33,805
Distribution and service plan fees	11,885
Independent trustees' fees and expenses	145
Miscellaneous	121
Total expenses before reductions	147,373
Expense reductions	(313)	147,060
Net investment income (loss)		675,331
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,304
Total net realized gain (loss)		14,304
Change in net unrealized appreciation (depreciation) on investment securities		(1,286,395)
Net gain (loss)		(1,272,091)
Net increase (decrease) in net assets resulting from operations		$(596,760)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2017	Year ended June 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$675,331	$662,502
Net realized gain (loss)	14,304	52,214
Change in net unrealized appreciation (depreciation)	(1,286,395)	1,897,248
Net increase (decrease) in net assets resulting from operations	(596,760)	2,611,964
Distributions to shareholders from net investment income	(675,332)	(672,486)
Distributions to shareholders from net realized gain	(63,264)	–
Total distributions	(738,596)	(672,486)
Share transactions - net increase (decrease)	(8,002,462)	12,575,650
Redemption fees	47	648
Total increase (decrease) in net assets	(9,337,771)	14,515,776
Net Assets
Beginning of period	38,576,905	24,061,129
End of period	$29,239,134	$38,576,905
Other Information
Distributions in excess of net investment income end of period	$(9,645)	$(9,644)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class A

Years ended June 30,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.183	.177	.202	.199	.010
Net realized and unrealized gain (loss)	(.272)	.596	.050	.429	(.530)
Total from investment operations	(.089)	.773	.252	.628	(.520)
Distributions from net investment income	(.184)	(.183)	(.202)	(.198)	(.010)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.201)	(.183)	(.202)	(.198)	(.010)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$10.25	$10.54	$9.95	$9.90	$9.47
Total ReturnD,E	(.83)%	7.84%	2.54%	6.72%	(5.20)%
Ratios to Average Net AssetsF
Expenses before reductions	.65%	.65%	.65%	.65%	.65%G
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%G
Expenses net of all reductions	.65%	.65%	.65%	.65%	.62%G
Net investment income (loss)	1.78%	1.74%	2.01%	2.08%	.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,352	$5,000	$4,724	$4,827	$2,370
Portfolio turnover rate	8%	19%	16%	3%	4%H

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund

Years ended June 30,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.209	.204	.227	.223	.015
Net realized and unrealized gain (loss)	(.283)	.594	.050	.429	(.530)
Total from investment operations	(.074)	.798	.277	.652	(.515)
Distributions from net investment income	(.209)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.226)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$10.24	$10.54	$9.95	$9.90	$9.47
Total ReturnD	(.68)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsE
Expenses before reductions	.40%	.40%	.40%	.40%	.40%F
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%F
Expenses net of all reductions	.40%	.40%	.40%	.40%	.37%F
Net investment income (loss)	2.03%	1.99%	2.26%	2.34%	.81%F
Supplemental Data
Net assets, end of period (000 omitted)	$14,238	$18,465	$11,424	$9,264	$5,383
Portfolio turnover rate	8%	19%	16%	3%	4%G

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2023 Fund Class I

Years ended June 30,	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$9.95	$9.90	$9.47	$10.00
Income from Investment Operations
Net investment income (loss)B	.209	.204	.227	.224	.015
Net realized and unrealized gain (loss)	(.283)	.594	.050	.428	(.530)
Total from investment operations	(.074)	.798	.277	.652	(.515)
Distributions from net investment income	(.209)	(.208)	(.227)	(.222)	(.015)
Distributions from net realized gain	(.017)	–	–	–	–
Total distributions	(.226)	(.208)	(.227)	(.222)	(.015)
Redemption fees added to paid in capitalB,C	–	–	–	–	–
Net asset value, end of period	$10.24	$10.54	$9.95	$9.90	$9.47
Total ReturnD	(.68)%	8.11%	2.80%	6.98%	(5.15)%
Ratios to Average Net AssetsE
Expenses before reductions	.40%	.40%	.40%	.40%	.40%F
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%F
Expenses net of all reductions	.40%	.40%	.40%	.40%	.37%F
Net investment income (loss)	2.03%	1.99%	2.26%	2.33%	.81%F
Supplemental Data
Net assets, end of period (000 omitted)	$11,649	$15,112	$7,913	$5,374	$2,380
Portfolio turnover rate	8%	19%	16%	3%	4%G

 A For the period April 23, 2013 (commencement of operations) to June 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2017

% of fund's net assets
Oregon	12.7
Pennsylvania	10.9
California	10.8
Connecticut	7.6
Arizona	5.9

Top Five Sectors as of June 30, 2017

% of fund's net assets
General Obligations	43.1
Education	10.8
Health Care	10.7
Transportation	9.6
Water & Sewer	3.3

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	26.1%
AA,A	44.6%
BBB	9.7%
Short-Term Investments and Net Other Assets	19.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Investments June 30, 2017

Showing Percentage of Net Assets

Municipal Bonds - 80.4%
	Principal Amount	Value
Arizona - 5.9%
Glendale Excise Tax Rev. Series 2017, 5% 7/1/25 (a)	250,000	297,220
Tucson Wtr. Rev. Series 2017, 5% 7/1/25	250,000	307,590

TOTAL ARIZONA		604,810

California - 10.8%
California Muni. Fin. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	410,000	486,395
Port of Oakland Rev. Series 2017 D, 5% 11/1/25 (a)(b)	250,000	301,463
Poway Unified School District Series 2009, 0% 8/1/25	40,000	32,525
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	250,000	289,885

TOTAL CALIFORNIA		1,110,268

Connecticut - 7.6%
Connecticut Gen. Oblig. Series 2016 B, 5% 5/15/25	670,000	783,083
Florida - 0.5%
Broward County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/25	20,000	24,425
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County, Florida Master Lease Prog.) Series 2016 A, 5% 8/1/25 (Build America Mutual Assurance Insured)	25,000	30,252

TOTAL FLORIDA		54,677

Illinois - 4.2%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2017 B, 5% 1/1/25	$125,000	$150,759
Series 2017 D, 5% 1/1/25 (b)	100,000	118,320
Cook County Forest Preservation District Series 2012 B, 5% 12/15/24	150,000	165,275

TOTAL ILLINOIS		434,354

Louisiana - 1.2%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (b)	100,000	118,697
Maine - 5.1%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 A, 4% 7/1/25	465,000	520,209
Massachusetts - 2.8%
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (b)	250,000	287,763
Michigan - 3.0%
Macomb Interceptor Drain Drainage District Series 2017 A, 5% 5/1/25	250,000	306,265
Missouri - 2.9%
Saint Louis Arpt. Rev. Series 2017 B, 5% 7/1/25 (FSA Insured) (b)	250,000	298,385
New Jersey - 2.8%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Proj.) Series 2017 A, 5% 11/1/25 (FSA Insured) (a)	150,000	180,312
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	100,000	107,166

TOTAL NEW JERSEY		287,478

New York - 1.4%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2015 FF, 5% 6/15/25	25,000	30,874
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/25	100,000	111,626

TOTAL NEW YORK		142,500

Ohio - 1.6%
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	165,766
Oregon - 12.7%
Portland Gen. Oblig. Series 2017 A, 5% 6/15/25	1,050,000	1,305,507
Pennsylvania - 10.9%
Bucks County Series 2017, 5% 6/1/25	900,000	1,114,992
Texas - 5.5%
Dallas County Util. and Reclamation District Series 2016, 5% 2/15/25	250,000	301,315
Garland Independent School District Series 2016, 5% 2/15/25	160,000	195,867
Judson Independent School District Series 2016, 5% 2/1/25	50,000	61,156

TOTAL TEXAS		558,338

Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities Series 2017 A, 5% 4/1/25	125,000	150,261
TOTAL MUNICIPAL BONDS
(Cost $8,289,580)		8,243,353
	Shares	Value

Money Market Funds - 14.6%
Fidelity Municipal Cash Central Fund, 0.95% (c)
(Cost $1,500,000)	1,499,850	1,499,849
TOTAL INVESTMENT PORTFOLIO - 95.0%
(Cost $9,789,580)		9,743,202
NET OTHER ASSETS (LIABILITIES) - 5.0%		509,308
NET ASSETS - 100%		$10,252,510

Legend

 (a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$349
Total	$349

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$8,243,353	$--	$8,243,353	$--
Money Market Funds	1,499,849	1,499,849	--	--
Total Investments in Securities:	$9,743,202	$1,499,849	$8,243,353	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	43.1%
Money Market Funds	14.6%
Education	10.8%
Health Care	10.7%
Transportation	9.6%
Others* (Individually Less Than 5%)	11.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,289,580)	$8,243,353
Fidelity Central Funds (cost $1,500,000)	1,499,849
Total Investments (cost $9,789,580)		$9,743,202
Cash		1,746,311
Dividends receivable		349
Interest receivable		37,985
Other receivables		271
Total assets		11,528,118
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,271,669
Distributions payable	8
Accrued management fee	2,557
Distribution and service plan fees payable	521
Other affiliated payables	853
Total liabilities		1,275,608
Net Assets		$10,252,510
Net Assets consist of:
Paid in capital		$10,298,847
Undistributed net investment income		41
Net unrealized appreciation (depreciation) on investments		(46,378)
Net Assets		$10,252,510
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,489,315 ÷ 250,047 shares)		$9.96
Maximum offering price per share (100/97.25 of $9.96)		$10.24
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($5,273,264 ÷ 529,688 shares)		$9.96
Class I:
Net Asset Value, offering price and redemption price per share ($2,489,931 ÷ 250,109 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 25, 2017 (commencement of operations) to June 30, 2017
Investment Income
Interest		$7,912
Income from Fidelity Central Funds		349
Total income		8,261
Expenses
Management fee	$3,013
Transfer agent fees	1,004
Distribution and service plan fees	616
Independent trustees' fees and expenses	3
Total expenses before reductions	4,636
Expense reductions	(271)	4,365
Net investment income (loss)		3,896
Change in net unrealized appreciation (depreciation) on investment securities		(46,378)
Net gain (loss)		(46,378)
Net increase (decrease) in net assets resulting from operations		$(42,482)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 25, 2017 (commencement of operations) to June 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,896
Change in net unrealized appreciation (depreciation)	(46,378)
Net increase (decrease) in net assets resulting from operations	(42,482)
Distributions to shareholders from net investment income	(3,855)
Share transactions - net increase (decrease)	10,298,847
Total increase (decrease) in net assets	10,252,510
Net Assets
Beginning of period	–
End of period	$10,252,510
Other Information
Undistributed net investment income end of period	$41

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2025 Fund Class A

Years ended June 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.002
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.038)
Distributions from net investment income	(.002)
Total distributions	(.002)
Net asset value, end of period	$9.96
Total ReturnC,D,E	(.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H
Expenses net of fee waivers, if any	.65%H
Expenses net of all reductions	.62%H
Net investment income (loss)	.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,489
Portfolio turnover rate	- %I,J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2025 Fund

Years ended June 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.004
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.036)
Distributions from net investment income	(.004)
Total distributions	(.004)
Net asset value, end of period	$9.96
Total ReturnC,D	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.40%G
Expenses net of all reductions	.37%G
Net investment income (loss)	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,273
Portfolio turnover rate	- %H,I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Income 2025 Fund Class I

Years ended June 30,	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.004
Net realized and unrealized gain (loss)	(.040)
Total from investment operations	(.036)
Distributions from net investment income	(.004)
Total distributions	(.004)
Net asset value, end of period	$9.96
Total ReturnC,D	(.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G
Expenses net of fee waivers, if any	.40%G
Expenses net of all reductions	.37%G
Net investment income (loss)	.45%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,490
Portfolio turnover rate	- %H,I

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2017

1. Organization.

Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Fidelity Municipal Income 2023 Fund is a non-diversified fund. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 30, 2016, Fidelity Municipal Income 2017 Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Municipal Income 2017 Fund	$39,925,000	$–	$–	$–
Fidelity Municipal Income 2019 Fund	109,749,238	784,148	(209,890)	574,258
Fidelity Municipal Income 2021 Fund	65,193,961	2,003,633	(132,818)	1,870,815
Fidelity Municipal Income 2023 Fund	27,840,766	893,973	(100,735)	793,238
Fidelity Municipal Income 2025 Fund	9,789,580	4,308	(50,686)	(46,378)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2017 Fund	$–	$–	$–
Fidelity Municipal Income 2019 Fund	16,745	57,097	574,258
Fidelity Municipal Income 2021 Fund	–	–	1,870,815
Fidelity Municipal Income 2023 Fund	–	–	793,238
Fidelity Municipal Income 2025 Fund	41	–	(46,378)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to June 30, 2017. Loss deferrals were as follows:

Capital losses
Fidelity Municipal Income 2021 Fund	$(54,805)
Fidelity Municipal Income 2023 Fund	(6,871)

The tax character of distributions paid was as follows:

June 30, 2017
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2017 Fund	$795,952	$–	$160,579	$956,531
Fidelity Municipal Income 2019 Fund	1,265,072	–	96,895	1,361,967
Fidelity Municipal Income 2021 Fund	1,253,015	–	133,721	1,386,736
Fidelity Municipal Income 2023 Fund	675,332	7,436	55,828	738,596
Fidelity Municipal Income 2025 Fund	3,855	–	–	3,855

June 30, 2016
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2017 Fund	$1,098,267	$12,468	$1,110,735
Fidelity Municipal Income 2019 Fund	1,263,844	83,264	1,347,108
Fidelity Municipal Income 2021 Fund	1,227,165	74,065	1,301,230
Fidelity Municipal Income 2023 Fund	672,486	–	672,486

Short-Term Trading (Redemption) Fees. Shares held by investors in Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund and Fidelity Municipal Income 2023 Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2017 Fund	–	84,580,308
Fidelity Municipal Income 2019 Fund	40,358,495	11,858,870
Fidelity Municipal Income 2021 Fund	14,472,475	8,621,697
Fidelity Municipal Income 2023 Fund	2,739,425	11,243,427
Fidelity Municipal Income 2025 Fund	8,297,220	–

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2017 Fund
Class A	.25%	$23,846	$442
Fidelity Municipal Income 2019 Fund
Class A	.25%	20,841	3,222
Fidelity Municipal Income 2021 Fund
Class A	.25%	30,708	7,023
Fidelity Municipal Income 2023 Fund
Class A	.25%	11,885	3,286
Fidelity Municipal Income 2025 Fund
Class A	.25%	616	616

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2019 Fund
Class A	$514
Fidelity Municipal Income 2021 Fund
Class A	1,276
Fidelity Municipal Income 2023 Fund
Class A	164

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2017 Fund
Class A	$9,538
Municipal Income 2017	70,727
Class I	22,198
$102,463
Fidelity Municipal Income 2019 Fund
Class A	$8,336
Municipal Income 2019	58,837
Class I	24,235
$91,408
Fidelity Municipal Income 2021 Fund
Class A	$12,283
Municipal Income 2021	34,417
Class I	18,767
$65,467
Fidelity Municipal Income 2023 Fund
Class A	$4,754
Municipal Income 2023	15,799
Class I	13,252
$33,805
Fidelity Municipal Income 2025 Fund
Class A	$246
Municipal Income 2025	512
Class I	246
$1,004

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Municipal Income 2017 Fund	$389
Fidelity Municipal Income 2019 Fund	287
Fidelity Municipal Income 2021 Fund	220
Fidelity Municipal Income 2023 Fund	121

During the period, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fees by the following amounts:

Fidelity Municipal Income 2017 Fund	$868
Fidelity Municipal Income 2019 Fund	744
Fidelity Municipal Income 2021 Fund	539
Fidelity Municipal Income 2023 Fund	313
Fidelity Municipal Income 2025 Fund	271

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended June 30, 2017	Year ended June 30, 2016
Fidelity Municipal Income 2017 Fund
From net investment income
Class A	$52,525	$65,226
Municipal Income 2017	564,459	791,102
Class I	178,968	241,939
Total	$795,952	$1,098,267
From net realized gain
Class A	$15,183	$1,041
Municipal Income 2017	108,805	8,751
Class I	36,591	2,676
Total	$160,579	$12,468
Fidelity Municipal Income 2019 Fund
From net investment income
Class A	$96,630	$89,161
Municipal Income 2019	825,938	793,636
Class I	342,504	381,047
Total	$1,265,072	$1,263,844
From net realized gain
Class A	$9,151	$7,457
Municipal Income 2019	59,715	51,070
Class I	28,029	24,737
Total	$96,895	$83,264
Fidelity Municipal Income 2021 Fund
From net investment income
Class A	$210,092	$214,882
Municipal Income 2021	674,716	632,371
Class I	368,207	379,912
Total	$1,253,015	$1,227,165
From net realized gain
Class A	$25,929	$14,000
Municipal Income 2021	69,946	36,127
Class I	37,846	23,938
Total	$133,721	$74,065
Fidelity Municipal Income 2023 Fund
From net investment income
Class A	$84,999	$83,508
Municipal Income 2023	320,565	327,901
Class I	269,768	261,077
Total	$675,332	$672,486
From net realized gain
Class A	$8,773	$–
Municipal Income 2023	30,027	–
Class I	24,464	–
Total	$63,264	$–
Fidelity Municipal Income 2025 Fund(a)
From net investment income
Class A	$469	$–
Municipal Income 2025	2,301	–
Class I	1,085	–
Total	$3,855	$–

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2017	Year ended June 30, 2016	Year ended June 30, 2017	Year ended June 30, 2016
Fidelity Municipal Income 2017 Fund
Class A
Shares sold	–	487,309	$2	$5,115,718
Reinvestment of distributions	6,133	6,054	64,094	63,539
Shares redeemed	(613,710)	(206,540)	(6,405,631)	(2,167,116)
Net increase (decrease)	(607,577)	286,823	$(6,341,535)	$3,012,141
Municipal Income 2017
Shares sold	2	2,481,877	$22	$26,038,833
Reinvestment of distributions	51,779	62,378	541,122	654,733
Shares redeemed	(3,221,043)	(3,536,710)	(33,649,577)	(37,122,683)
Net increase (decrease)	(3,169,262)	(992,455)	$(33,108,433)	$(10,429,117)
Class I
Shares sold	83,437	1,282,708	$871,229	$13,468,151
Reinvestment of distributions	18,124	21,416	189,423	224,775
Shares redeemed	(1,762,578)	(922,050)	(18,403,719)	(9,672,098)
Net increase (decrease)	(1,661,017)	382,074	$(17,343,067)	$4,020,828
Fidelity Municipal Income 2019 Fund
Class A
Shares sold	402,072	212,875	$4,303,479	$2,284,858
Reinvestment of distributions	9,054	8,153	96,533	87,532
Shares redeemed	(94,746)	(319,505)	(1,006,962)	(3,429,133)
Net increase (decrease)	316,380	(98,477)	$3,393,050	$(1,056,743)
Municipal Income 2019
Shares sold	3,833,041	1,607,678	$40,776,632	$17,297,665
Reinvestment of distributions	64,132	57,767	684,075	620,325
Shares redeemed	(1,797,750)	(755,381)	(19,133,829)	(8,120,541)
Net increase (decrease)	2,099,423	910,064	$22,326,878	$9,797,449
Class I
Shares sold	1,535,890	1,005,900	$16,347,364	$10,808,665
Reinvestment of distributions	29,510	32,016	314,973	343,836
Shares redeemed	(1,592,770)	(320,006)	(16,983,607)	(3,438,983)
Net increase (decrease)	(27,370)	717,910	$(321,270)	$7,713,518
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	345,196	645,358	$3,822,007	$7,156,810
Reinvestment of distributions	20,663	19,690	226,525	217,102
Shares redeemed	(352,246)	(541,277)	(3,875,271)	(5,988,835)
Net increase (decrease)	13,613	123,771	$173,261	$1,385,077
Municipal Income 2021
Shares sold	1,342,023	1,467,208	$14,684,956	$16,176,254
Reinvestment of distributions	48,142	42,870	527,637	472,464
Shares redeemed	(1,177,613)	(626,624)	(12,816,044)	(6,899,714)
Net increase (decrease)	212,552	883,454	$2,396,549	$9,749,004
Class I
Shares sold	928,880	632,054	$10,121,496	$6,957,341
Reinvestment of distributions	30,399	31,059	333,167	342,240
Shares redeemed	(887,909)	(440,645)	(9,635,800)	(4,871,347)
Net increase (decrease)	71,370	222,468	$818,863	$2,428,234
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	121,079	192,189	$1,256,276	$1,987,183
Reinvestment of distributions	8,312	7,369	85,060	75,354
Shares redeemed	(276,417)	(200,215)	(2,809,864)	(2,062,158)
Net increase (decrease)	(147,026)	(657)	$(1,468,528)	$379
Municipal Income 2023
Shares sold	464,589	1,349,142	$4,737,860	$13,792,209
Reinvestment of distributions	20,881	21,067	213,829	215,472
Shares redeemed	(847,129)	(767,187)	(8,527,832)	(7,915,336)
Net increase (decrease)	(361,659)	603,022	$(3,576,143)	$6,092,345
Class I
Shares sold	422,516	1,493,843	$4,295,831	$15,354,060
Reinvestment of distributions	21,843	18,848	223,818	193,717
Shares redeemed	(740,670)	(874,741)	(7,477,440)	(9,064,851)
Net increase (decrease)	(296,311)	637,950	$(2,957,791)	$6,482,926
Fidelity Municipal Income 2025 Fund(a)
Class A
Shares sold	250,000	–	$2,500,000	$–
Reinvestment of distributions	47	–	469	–
Net increase (decrease)	250,047	–	$2,500,469	$–
Municipal Income 2025
Shares sold	529,458	–	$5,295,000	$–
Reinvestment of distributions	230	–	2,293	–
Net increase (decrease)	529,688	–	$5,297,293	$–
Class I
Shares sold	250,000	–	$2,500,000	$–
Reinvestment of distributions	109	–	1,085	–
Net increase (decrease)	250,109	–	$2,501,085	$–

 (a) For the period May 25, 2017 (commencement of operations) to June 30, 2017.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	97%

In January 2017, the Board of Trustees approved a Plan of Liquidation and Dissolution whereby Fidelity Municipal Income 2017 Fund, consistent with the Fund's original design, distributed all of its net assets to its shareholders on July 7, 2017. In anticipation of this event, Fidelity Municipal Income 2017 was closed to new investors on June 30, 2016 with certain exceptions.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2017, and the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund as of June 30, 2017, the results of their operations for the year or period then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 14, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 261 funds. Mr. Chiel oversees 141 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017), except for Fidelity Municipal Income 2025 Fund. For Fidelity Municipal Income 2025 Fund, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 25, 2017 to June 30, 2017). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2017	Expenses Paid During Period
Fidelity Municipal Income 2017 Fund
Class A	.65%
Actual		$1,000.00	$1,002.80	$3.23-B
Hypothetical-C		$1,000.00	$1,021.57	$3.26-B
Municipal Income 2017	.40%
Actual		$1,000.00	$1,004.10	$1.99-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Class I	.40%
Actual		$1,000.00	$1,004.10	$1.99-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Fidelity Municipal Income 2019 Fund
Class A	.65%
Actual		$1,000.00	$1,011.10	$3.24-B
Hypothetical-C		$1,000.00	$1,021.57	$3.26-B
Municipal Income 2019	.40%
Actual		$1,000.00	$1,012.40	$2.00-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Class I	.40%
Actual		$1,000.00	$1,012.40	$2.00-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$1,025.50	$3.26-B
Hypothetical-C		$1,000.00	$1,021.57	$3.26-B
Municipal Income 2021	.40%
Actual		$1,000.00	$1,026.80	$2.01-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Class I	.40%
Actual		$1,000.00	$1,026.80	$2.01-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,037.70	$3.28-B
Hypothetical-C		$1,000.00	$1,021.57	$3.26-B
Municipal Income 2023	.40%
Actual		$1,000.00	$1,039.00	$2.02-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Class I	.40%
Actual		$1,000.00	$1,039.00	$2.02-B
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Fidelity Municipal Income 2025 Fund
Class A	.65%
Actual		$1,000.00	$996.20	$.66-D
Hypothetical-C		$1,000.00	$1,021.57	$3.26-B
Municipal Income 2025	.40%
Actual		$1,000.00	$996.40	$.40-D
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B
Class I	.40%
Actual		$1,000.00	$996.40	$.40-D
Hypothetical-C		$1,000.00	$1,022.81	$2.01-B

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

 D Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 37/365 (to reflect the period May 25, 2017 to June 30, 2017).

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Municipal Income 2019 Fund
Class A	08/14/17	08/11/17	$0.007
Municipal Income 2019	08/14/17	08/11/17	$0.007
Class I	08/14/17	08/11/17	$0.007
Fidelity Municipal Income 2021 Fund
Class A	08/14/17	08/11/17	$0.000
Municipal Income 2021	08/14/17	08/11/17	$0.000
Class I	08/14/17	08/11/17	$0.000
Fidelity Municipal Income 2023 Fund
Class A	08/14/17	08/11/17	$0.000
Municipal Income 2023	08/14/17	08/11/17	$0.000
Class I	08/14/17	08/11/17	$0.000
Fidelity Municipal Income 2025 Fund
Class A	08/14/17	08/11/17	$0.000
Municipal Income 2025	08/14/17	08/11/17	$0.000
Class I	08/14/17	08/11/17	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2017 Fund	$120,757
Fidelity Municipal Income 2019 Fund	$147,932
Fidelity Municipal Income 2021 Fund	$59,912
Fidelity Municipal Income 2023 Fund	$21,175

During fiscal year ended 2017, 100% of each fund's income dividends were free from federal income tax, and 7.05%, 5.25%, 3.53%, 5.61% and 8.68% of Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income 2025 Fund

On January 18, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio each class of the fund is below the median those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

DMI-ANN-0817
1.926259.106

Item 2.

Code of Ethics

As of the end of the period, June 30, 2017, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Municipal Income 2017 Fund, Fidelity Municipal Income 2019 Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2017 Fund	$39,000	$100	$5,200	$1,100
Fidelity Municipal Income 2019 Fund	$39,000	$100	$5,200	$1,100
Fidelity Municipal Income 2021 Fund	$39,000	$100	$5,200	$1,100
Fidelity Municipal Income 2023 Fund	$39,000	$100	$5,200	$1,100
Fidelity Municipal Income 2025 Fund	$31,000	$-	$4,900	$100

June 30, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Income 2017 Fund	$39,000	$-	$5,200	$900
Fidelity Municipal Income 2019 Fund	$39,000	$-	$5,200	$900
Fidelity Municipal Income 2021 Fund	$39,000	$-	$5,200	$900
Fidelity Municipal Income 2023 Fund	$39,000	$-	$5,200	$900
Fidelity Municipal Income 2025 Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity Municipal Income 2025 Fund commenced operations on May 25, 2017.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2017A,B	June 30, 2016A,B,C
Audit-Related Fees	$-	$35,000
Tax Fees	$20,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Municipal Income 2025 Fund’s commencement of operations.

C Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2017A,B	June 30, 2016A,B
Deloitte Entities	$390,000	$105,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Municipal Income 2025 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2017